UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22321

MainStay Funds Trust

(Exact name of registrant as specified in charter)

             51 Madison Avenue, New York, New York 10010

(Address of principal executive offices)                     (Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-6782

Date of fiscal year end: April 30 - MainStay Absolute Return Multi-Strategy Fund and MainStay Tax Advantaged Short Term Bond Fund

Date of reporting period: January 31, 2016

Item 1. Schedule of Investments.

The schedule of investments for the period ended January 31, 2016 is filed herewith.

MainStay Absolute Return Multi-Strategy Fund

Portfolio of Investments January 31, 2016 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 16.7%†
	Corporate Bonds 7.4%
	Advertising 0.0%‡
	Lamar Media Corp. 5.75%, due 2/1/26 (a)		$20,000	$20,600

	Auto Parts & Equipment 0.2%
	Goodyear Tire & Rubber Co. (The)
	5.125%, due 11/15/23		75,000	76,687
	6.50%, due 3/1/21		95,000	99,750
	7.00%, due 5/15/22		25,000	26,738
				203,175
	Banks 0.5%
	Bank of America Corp.
	4.20%, due 8/26/24		85,000	84,378
	5.625%, due 7/1/20		75,000	82,947
	Goldman Sachs Group, Inc. (The)
	5.375%, due 3/15/20		75,000	82,236
	6.75%, due 10/1/37		70,000	80,812
	Morgan Stanley
	5.00%, due 11/24/25		80,000	84,361
	5.50%, due 1/26/20		75,000	82,389
				497,123
	Beverages 0.1%
	Constellation Brands, Inc. 4.75%, due 12/1/25		60,000	61,950

	Building Materials 0.2%
	CEMEX Espana S.A. 9.875%, due 4/30/19		150,000	155,437

	Distribution & Wholesale 0.1%
	VWR Funding, Inc. 4.625%, due 4/15/22	EUR	100,000	101,343

	Electric 0.2%
	EDP Finance B.V. 6.00%, due 2/2/18		$174,000	183,013

	Entertainment 0.1%
	Isle of Capri Casinos, Inc. 5.875%, due 3/15/21		50,000	51,125

	Finance - Other Services 0.0%‡
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. 5.875%, due 2/1/22		50,000	44,688

	Food 0.5%
	Kraft Heinz Foods Co.
	2.80%, due 7/2/20 (a)		65,000	65,453
	4.875%, due 2/15/25 (a)		280,000	299,547
	Tyson Foods, Inc. 3.95%, due 8/15/24		105,000	108,702
				473,702
	Food Services 0.2%
	Aramark Services, Inc. 5.125%, due 1/15/24 (a)		150,000	154,875

	Forest Products & Paper 0.2%
	Sappi Papier Holding GmbH 7.75%, due 7/15/17 (a)		210,000	217,350

	Health Care - Products 0.5%
	Boston Scientific Corp.
	2.85%, due 5/15/20		100,000	100,156
	3.85%, due 5/15/25		145,000	144,099
	Hologic, Inc. 5.25%, due 7/15/22 (a)		240,000	248,400
				492,655
	Health Care - Services 0.4%
	Fresenius Medical Care U.S. Finance II, Inc. 4.75%, due 10/15/24 (a)		155,000	155,775
	HCA, Inc. 5.00%, due 3/15/24		150,000	151,875
	Laboratory Corporation of America Holdings 2.625%, due 2/1/20		100,000	100,155
				407,805
	Holding Company - Diversified 0.1%
	Nielsen Co. Luxembourg S.A.R.L. (The) 5.50%, due 10/1/21 (a)		100,000	102,750

	Household Products & Wares 0.4%
	Jarden Corp.
	6.125%, due 11/15/22		160,000	165,400
	7.50%, due 5/1/17		200,000	205,000
				370,400
	Media 1.0%
¤	Altice Financing S.A. 7.875%, due 12/15/19 (a)		200,000	208,500
	CCO Holdings LLC / CCO Holdings Capital Corp.
	5.875%, due 5/1/27 (a)		40,000	39,400
	6.625%, due 1/31/22		105,000	111,300
	7.375%, due 6/1/20		250,000	260,000
	CCOH Safari LLC 5.75%, due 2/15/26 (a)		37,000	36,792
	Nielsen Finance LLC / Nielsen Finance Co. 5.00%, due 4/15/22 (a)		100,000	100,875
	Numericable-SFR S.A.S. 4.875%, due 5/15/19 (a)		200,000	198,500
				955,367
	Oil & Gas 0.0%‡
	LINN Energy LLC / LINN Energy Finance Corp. 12.00%, due 12/15/20 (a)		22,000	7,810

	Packaging & Containers 0.8%
	Ball Corp. 4.375%, due 12/15/23	EUR	100,000	110,903
	Crown Americas LLC / Crown Americas Capital Corp. III 6.25%, due 2/1/21		$200,000	206,750
	Kloeckner Pentaplast of America, Inc. 7.125%, due 11/1/20	EUR	250,000	272,856
	Sealed Air Corp. 4.50%, due 9/15/23		230,000	256,634
				847,143
	Pharmaceuticals 0.1%
	AbbVie, Inc. 2.50%, due 5/14/20		$100,000	99,256
	Valeant Pharmaceuticals International, Inc. 6.125%, due 4/15/25 (a)		40,000	35,950
				135,206
	Real Estate Investment Trusts 0.4%
	Crown Castle International Corp.
	3.40%, due 2/15/21		65,000	65,378
	4.45%, due 2/15/26		50,000	50,309
	Equinix, Inc.
	5.75%, due 1/1/25		20,000	20,550
	5.875%, due 1/15/26		150,000	155,250
	MPT Operating Partnership, L.P. / MPT Finance Corp.
	5.75%, due 10/1/20	EUR	100,000	114,559
	6.375%, due 2/15/22		$35,000	35,525
				441,571
	Retail 0.6%
	1011778 B.C. ULC / New Red Finance, Inc. 4.625%, due 1/15/22 (a)		225,000	226,125
	Dollar Tree, Inc. 5.75%, due 3/1/23 (a)		110,000	115,912
	Dufry Finance SCA 5.50%, due 10/15/20 (a)		200,000	206,000
	O'Reilly Automotive, Inc. 3.80%, due 9/1/22		80,000	82,971
				631,008
	Telecommunications 0.8%
	Eileme 2 AB 11.75%, due 1/31/20	EUR	325,000	372,757
	Intelsat Jackson Holdings S.A. 7.50%, due 4/1/21		$50,000	42,750
	T-Mobile USA, Inc. 6.375%, due 3/1/25		50,000	50,125
	Telecom Italia Capital S.A. 6.999%, due 6/4/18		100,000	107,500
	Virgin Media Secured Finance PLC 5.50%, due 1/15/25 (a)		200,000	201,000
				774,132
	Total Corporate Bonds (Cost $7,402,815)			7,330,228

	Foreign Bonds 9.3%
	Belgium 0.6%
	Ontex Group N.V. 4.75%, due 11/15/21	EUR	100,000	114,505
	Solvay Finance S.A.
	5.118%, due 12/29/49 (b)		110,000	113,966
	5.869%, due 12/29/49 (b)		200,000	206,332
	Telenet Finance VI Luxembourg SCA 4.875%, due 7/15/27		130,000	134,069
				568,872
	Croatia 0.4%
	Agrokor D.D. 9.875%, due 5/1/19		360,000	412,412

	France 2.9%
	Accor S.A. 4.125%, due 6/30/49 (b)		200,000	204,588
	Autodis S.A. 6.50%, due 2/1/19		178,941	198,693
	Cerba European Lab S.A.S. 7.00%, due 2/1/20		300,000	335,871
	Crown European Holdings S.A. 3.375%, due 5/15/25		315,000	315,220
	Elior Finance & Co. SCA 6.50%, due 5/1/20 (c)		221,000	252,936
	Elis S.A. 3.00%, due 4/30/22		270,000	280,733
	HomeVi S.A.S. 6.875%, due 8/15/21		275,000	306,845
	La Financiere Atalian S.A.S. 7.25%, due 1/15/20		120,000	136,496
	SMCP S.A.S. 8.875%, due 6/15/20		100,000	114,424
	SPCM S.A. 2.875%, due 6/15/23		250,000	254,375
¤	Veolia Environnement S.A. 4.85%, due 1/29/49 (b)	GBP	300,000	426,007
				2,826,188
	Germany 2.0%
	CeramTec Group GmbH 8.25%, due 8/15/21	EUR	230,000	265,853
	Kirk Beauty One GmbH 8.75%, due 7/15/23		100,000	109,413
	Schaeffler Finance B.V. 2.75%, due 5/15/19		100,000	108,048
	Schaeffler Holding Finance B.V. 6.875%, due 8/15/18 (d)		100,000	111,802
¤	Techem GmbH 6.125%, due 10/1/19		375,000	424,518
	Trionista Holdco GmbH 5.00%, due 4/30/20		300,000	333,245
	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 4.00%, due 1/15/25		220,000	232,673
¤	Vonovia Finance B.V.
	1.625%, due 12/15/20		100,000	108,889
	4.625%, due 4/8/74 (b)		300,000	324,990
				2,019,431
	Italy 0.1%
	Enel S.p.A. 6.50%, due 1/10/74 (b)		100,000	115,103

	Luxembourg 0.9%
¤	Altice Financing S.A. 8.00%, due 12/15/19		192,000	215,741
	Picard Bondco S.A. 7.75%, due 2/1/20		225,000	258,063
	SIG Combibloc Holdings SCA 7.75%, due 2/15/23		100,000	111,580
	Telenet Finance Ill Luxembourg SCA 6.625%, due 2/15/21		270,000	301,631
				887,015
	Netherlands 0.4%
	Goodyear Dunlop Tires Europe B.V. 3.75%, due 12/15/23		100,000	108,917
	InterXion Holding N.V. 6.00%, due 7/15/20		250,000	281,983
				390,900
	Poland 0.3%
	Play Topco S.A. 7.75%, due 2/28/20 (d)		275,000	300,887

	Romania 0.1%
	Cable Communications Systems N.V. 7.50%, due 11/1/20		100,000	111,986

	Spain 0.9%
	Campofrio Food Group S.A. 3.375%, due 3/15/22		170,000	181,114
	Grupo Antolin Dutch B.V. 5.125%, due 6/30/22		200,000	222,077
	Iberdrola International B.V. 5.75%, due 2/27/49 (b)		200,000	228,576
	Telefonica Europe B.V. 5.00%, due 3/31/49 (b)		200,000	209,181
				840,948
	Sweden 0.1%
	Verisure Holding AB 6.00%, due 11/1/22		110,000	122,887

	United Kingdom 0.6%
¤	R&R Ice Cream PLC 4.75%, due 5/15/20 (c)		382,000	421,369
	Worldpay Finance PLC 3.75%, due 11/15/22		200,000	218,285
				639,654
	Total Foreign Bonds (Cost $9,616,872)			9,236,283
	Total Long-Term Bonds (Cost $17,019,687)			16,566,511

		Shares
	Common Stocks 27.7%
	Aerospace & Defense 0.1%
	Spirit AeroSystems Holdings, Inc. Class A (e)	1,900	80,560

	Airlines 0.3%
	Air New Zealand, Ltd.	9,881	18,932
	Qantas Airways, Ltd. (e)	28,636	79,160
	SAS AB (e)	24,919	71,643
	Singapore Airlines, Ltd.	9,000	70,089
	SkyWest, Inc. (f)	4,000	60,080
			299,904
	Apparel 0.4%
	Carter's, Inc.	1,000	97,220
	Pacific Brands, Ltd. (e)	157,200	90,543
	Puma S.E.	223	45,110
	Ralph Lauren Corp.	900	101,250
	Skechers U.S.A., Inc. Class A (e)	700	19,733
			353,856
	Auto Manufacturers 0.0%‡
	Wabash National Corp. (e)(f)	3,700	40,922

	Auto Parts & Equipment 0.2%
	Goodyear Tire & Rubber Co. (The)	3,100	88,071
	Lear Corp.	400	41,532
	Nokian Renkaat Oyj	2,817	95,640
			225,243
	Banks 0.2%
	Customers Bancorp, Inc. (e)	3,200	80,320
	KeyCorp	7,500	83,700
	SunTrust Banks, Inc.	2,300	84,134
			248,154
	Beverages 0.0%‡
	Treasury Wine Estates, Ltd.	4,186	27,119

	Biotechnology 0.2%
	ImmunoGen, Inc. (e)(f)	8,100	68,769
	MacroGenics, Inc. (e)	1,700	34,221
	NewLink Genetics Corp. (e)	2,900	70,644
	Repligen Corp. (e)	3,000	66,450
			240,084
	Building Materials 0.6%
	Armstrong World Industries, Inc. (e)	1,900	73,492
	Buzzi Unicem S.p.A.	9,073	85,026
	CSR, Ltd.	39,103	71,397
	Gibraltar Industries, Inc. (e)	3,600	76,464
	Owens Corning	2,000	92,380
	U.S. Concrete, Inc. (e)	1,800	81,864
	Universal Forest Products, Inc.	1,300	89,557
	USG Corp. (e)	200	3,578
			573,758
	Chemicals 0.6%
	Borregaard ASA	358	1,817
	Cabot Corp.	1,100	44,374
	CF Industries Holdings, Inc.	1,200	36,000
	Huntsman Corp. (f)	4,400	37,972
	Koppers Holdings, Inc. (e)	2,400	40,632
	Kraton Performance Polymers, Inc. (e)	2,600	38,168
	Lenzing A.G.	763	50,998
	Mosaic Co. (The)	1,700	40,970
	Nuplex Industries, Ltd.	9,037	24,346
	Solvay S.A.	2,773	229,639
	Westlake Chemical Corp.	900	40,932
			585,848
	Commercial Services 1.1%
	Aaron's, Inc.	1,900	43,472
	Adecco S.A. Registered (e)	1,434	88,520
	Avis Budget Group, Inc. (e)	700	18,389
	Cross Country Healthcare, Inc. (e)	5,300	76,320
	Global Payments, Inc.	600	35,370
	Hackett Group, Inc. (The)	5,400	79,758
	HMS Holdings Corp. (e)	6,800	81,940
	LendingTree, Inc. (e)	900	66,321
	ManpowerGroup, Inc.	1,200	91,620
	Monster Worldwide, Inc. (e)(f)	16,100	80,339
	R.R. Donnelley & Sons Co.	3,100	43,307
	Robert Half International, Inc.	2,000	87,540
	Securitas AB Class B	6,233	91,968
	TrueBlue, Inc. (e)	3,400	77,656
	United Rentals, Inc. (e)	1,500	71,865
	WEX, Inc. (e)	1,200	87,132
			1,121,517
	Computers 0.7%
	Cadence Design Systems, Inc. (e)	4,600	89,976
	Computershare, Ltd.	2,745	20,537
	EMC Corp.	13,000	322,010
	Leidos Holdings, Inc.	1,700	78,404
	Silver Spring Networks, Inc. (e)	2,900	33,205
	Teradata Corp. (e)	1,700	41,378
	VeriFone Systems, Inc. (e)	3,400	79,526
			665,036
	Distribution & Wholesale 0.3%
	Ingram Micro, Inc. Class A	3,200	90,240
	Jardine Cycle & Carriage, Ltd.	3,400	90,063
	WESCO International, Inc. (e)	2,300	92,874
			273,177
	Electrical Components & Equipment 0.1%
	Encore Wire Corp.	2,300	85,583

	Electronics 0.5%
	Arrow Electronics, Inc. (e)	1,900	98,040
	Austria Technologie & Systemtechnik A.G.	2,481	32,178
	Avnet, Inc.	2,300	91,816
	Fingerprint Cards AB Class B (e)	1,406	75,905
	Jabil Circuit, Inc. (f)	4,500	89,595
	Mycronic AB	9,162	82,476
	Sanmina Corp. (e)	2,300	43,102
			513,112
	Energy - Alternate Sources 0.1%
	Vestas Wind Systems A/S	1,394	90,995

	Engineering & Construction 0.5%
	Bouygues S.A.	8,944	350,132
	Comfort Systems USA, Inc. (f)	2,800	79,352
	Mistras Group, Inc. (e)	1,800	40,662
			470,146
	Entertainment 0.1%
	Isle of Capri Casinos, Inc. (e)(f)	5,900	74,694
	Village Roadshow, Ltd.	13,472	66,807
			141,501
	Finance - Investment Banker/Broker 0.2%
	GAIN Capital Holdings, Inc. (f)	9,600	66,816
	INTL. FCStone, Inc. (e)	2,600	73,294
	Investment Technology Group, Inc.	4,200	72,282
	LPL Financial Holdings, Inc.	1,000	30,420
			242,812
	Finance - Leasing Companies 0.1%
	AerCap Holdings N.V. (e)	2,400	73,704

	Finance - Mortgage Loan/Banker 0.1%
	CoreLogic, Inc. (e)	2,500	89,250

	Food 0.7%
	Austevoll Seafood ASA	6,758	43,311
	Bellamy's Australia, Ltd.	8,961	89,254
	Cal-Maine Foods, Inc.	1,700	85,799
	Dean Foods Co. (f)	4,600	91,908
	Metcash, Ltd. (e)	71,679	89,766
	Pilgrim's Pride Corp. (e)	1,700	37,706
	Seaboard Corp. (e)	18	51,786
	Tyson Foods, Inc. Class A	1,700	90,712
	Wilmar International, Ltd.	40,800	82,722
			662,964
	Forest Products & Paper 0.2%
	Altri SGPS S.A.	16,403	67,100
	Stora Enso Oyj	10,422	84,862
			151,962
	Gas 0.2%
	Western Gas Equity Partners, L.P. (f)	6,900	186,576

	Health Care - Products 0.4%
	Accuray, Inc. (e)	9,500	50,635
	Elekta AB Class B	10,654	79,290
	Inogen, Inc. (e)	2,100	69,804
	Invacare Corp. (f)	2,500	38,525
	Merit Medical Systems, Inc. (e)(f)	4,900	81,095
	Orthofix International N.V. (e)	2,100	82,887
			402,236
	Health Care - Services 0.6%
	Centene Corp. (e)	1,500	93,090
	Estia Health, Ltd.	16,052	78,111
	LHC Group, Inc. (e)	1,800	68,256
	Magellan Health, Inc. (e)	1,400	79,800
	Molina Healthcare, Inc. (e)	1,400	76,874
	Triple-S Management Corp. Class B (e)	3,500	78,015
	WellCare Health Plans, Inc. (e)	1,000	75,980
			550,126
	Home Builders 0.1%
	D.R. Horton, Inc.	3,200	88,032

	Home Furnishing 0.2%
	American Woodmark Corp. (e)	1,200	82,800
	Harman International Industries, Inc.	1,000	74,390
	Whirlpool Corp.	100	13,439
			170,629
	Household Products & Wares 0.3%
	Central Garden & Pet Co. Class A (e)	6,000	82,920
	Henkel A.G. & Co. KGaA	2,123	195,372
			278,292
	Housewares 0.0%‡
	NACCO Industries, Inc. Class A	600	28,554

	Insurance 1.1%
	AmTrust Financial Services, Inc.	1,600	91,504
	Assured Guaranty, Ltd.	3,600	85,608
	Heritage Insurance Holdings, Inc.	2,900	57,478
¤	PartnerRe, Ltd.	5,508	773,323
	Universal Insurance Holdings, Inc.	4,000	74,960
			1,082,873
	Internet 0.9%
	DHI Group, Inc. (e)	9,100	84,721
	Expedia, Inc.	800	80,832
	IAC/InterActiveCorp	1,600	83,104
	New Media Investment Group, Inc.	4,500	77,940
	RetailMeNot, Inc. (e)	9,000	81,900
¤	Yahoo!, Inc. (e)	14,958	441,411
			849,908
	Investment Company 0.2%
	EXOR S.p.A.	6,300	206,349

	Investment Management/Advisory Services 0.1%
	Affiliated Managers Group, Inc. (e)	700	93,933

	Iron & Steel 0.4%
	BlueScope Steel, Ltd.	28,780	97,003
	Nucor Corp.	2,500	97,675
	Reliance Steel & Aluminum Co.	1,600	91,104
	Steel Dynamics, Inc. (f)	5,500	100,925
			386,707
	Leisure Time 0.2%
	Ardent Leisure Group	54,014	79,562
	Brunswick Corp.	1,800	71,730
	Flight Centre Travel Group, Ltd.	3,017	84,247
			235,539
	Lodging 0.1%
	MGM Resorts International (e)	4,300	86,344

	Machinery - Construction & Mining 0.1%
	Danieli & C Officine Meccaniche S.p.A.	4,506	64,771

	Machinery - Diversified 0.3%
	AGCO Corp.	2,000	97,540
	MAN S.E.	1,175	118,673
	Metso Oyj	416	8,601
	Valmet Oyj	8,360	83,132
			307,946
	Media 0.8%
	Altice N.V. Class A (e)	3,810	55,039
	Cablevision Systems Corp. Class A	2,900	92,539
	Nine Entertainment Co. Holdings, Ltd.	66,845	78,848
	Southern Cross Media Group, Ltd.	55,325	44,627
¤	Time Warner Cable, Inc.	2,920	531,469
			802,522
	Metal Fabricate & Hardware 0.2%
	Global Brass & Copper Holdings, Inc.	4,000	82,840
	NN, Inc.	3,900	47,268
	Valmont Industries, Inc.	900	95,931
			226,039
	Mining 0.5%
	Boliden AB	1,364	18,948
	Evolution Mining, Ltd.	79,979	82,964
	Goldcorp, Inc.	6,696	76,286
	Newmont Mining Corp. (f)	2,400	47,904
	Norsk Hydro ASA	24,870	83,541
	Rio Tinto, Ltd.	2,814	78,981
	St. Barbara, Ltd. (e)	69,494	72,957
			461,581
	Miscellaneous - Manufacturing 0.1%
	AGFA-Gevaert N.V. (e)	15,076	64,736
	Carlisle Cos., Inc.	600	50,208
	Trinity Industries, Inc.	900	19,278
	Trinseo S.A. (e)	300	7,137
			141,359
	Multi-National 0.1%
	Banco Latinoamericano de Comercio Exterior S.A. Class E	3,300	76,956

	Office Equipment/Supplies 0.0%‡
	Xerox Corp. (f)	4,100	39,975

	Oil & Gas 1.3%
	Alon USA Energy, Inc.	4,600	57,868
	Antero Midstream Partners, L.P.	11,400	226,404
	Cheniere Energy, Inc. (e)(f)	4,800	144,240
	Delek U.S. Holdings, Inc.	2,900	49,358
	EQT GP Holdings, L.P. (f)	10,100	218,160
	Murphy USA, Inc. (e)	600	34,710
	Nabors Industries, Ltd.	2,900	21,344
	OMV A.G.	3,528	90,788
	Patterson-UTI Energy, Inc.	600	8,628
	PBF Energy, Inc. Class A	1,300	45,487
	QEP Resources, Inc.	1,500	19,230
	SM Energy Co.	1,300	18,174
	Valero Energy Partners, L.P. (f)	6,500	288,470
	VTTI Energy Partners, L.P.	5,800	92,510
			1,315,371
	Oil & Gas Services 0.5%
	Aker Solutions ASA	30,362	92,464
	McDermott International, Inc. (e)	7,200	19,872
	MRC Global, Inc. (e)	3,600	36,180
	NOW, Inc. (e)	6,400	86,784
	Prosafe S.E.	30,618	50,245
	Superior Energy Services, Inc.	1,900	19,589
	Targa Resources Corp. (f)	7,400	166,278
			471,412
	Packaging & Containers 0.1%
	AEP Industries, Inc.	900	76,176

	Pharmaceuticals 1.8%
	Amphastar Pharmaceuticals, Inc. (e)	6,500	78,325
	Australian Pharmaceutical Industries, Ltd.	58,148	86,649
	Cara Therapeutics, Inc. (e)	2,500	22,500
	Celesio A.G.	4,740	132,143
	Depomed, Inc. (e)	5,400	82,836
	Enanta Pharmaceuticals, Inc. (e)	2,800	71,960
	FibroGen, Inc. (e)	1,200	24,336
	Horizon Pharma PLC (e)	14,064	246,120
	Lannett Co., Inc. (e)	2,200	56,122
	Mylan N.V. (e)	3,066	161,548
	Omega Protein Corp. (e)	3,900	88,101
	PharMerica Corp. (e)	2,500	74,225
	Phibro Animal Health Corp. Class A	2,800	93,940
	PRA Health Sciences, Inc. (e)	1,900	81,852
	SciClone Pharmaceuticals, Inc. (e)	9,100	72,709
	Sigma Pharmaceuticals, Ltd.	104,659	61,608
	Sucampo Pharmaceuticals, Inc. Class A (e)	5,600	70,840
	Supernus Pharmaceuticals, Inc. (e)(f)	7,100	80,514
	Taro Pharmaceutical Industries, Ltd. (e)	600	87,480
	Zealand Pharma A/S (e)	3,871	71,382
			1,745,190
	Pipelines 4.8%
	Buckeye Partners, L.P.	2,700	157,248
	Columbia Pipeline Group, Inc.	13,400	248,570
	Dominion Midstream Partners, L.P. (e)(f)	9,100	253,890
	Energy Transfer Equity, L.P. (f)	35,000	303,800
	Energy Transfer Partners, L.P.	9,000	267,660
	Enterprise Products Partners, L.P. (f)	13,200	315,612
	EQT Midstream Partners, L.P.	4,700	319,929
	Genesis Energy, L.P. (f)	11,400	323,988
	Magellan Midstream Partners, L.P. (f)	5,000	321,150
	MPLX, L.P. (f)	12,400	381,548
	ONEOK, Inc.	8,300	206,753
	Phillips 66 Partners, L.P. (f)	5,100	289,068
	Plains All American Pipeline, L.P.	8,900	187,879
	SemGroup Corp. Class A (f)	5,300	117,342
	Shell Midstream Partners, L.P. (f)	9,600	341,376
	Sunoco Logistics Partners, L.P. (f)	16,800	374,136
	Tallgrass Energy GP, L.P. (f)	7,100	110,050
	Tesoro Logistics, L.P. (f)	5,700	252,681
			4,772,680
	Real Estate Investment Trusts 0.4%
	Rouse Properties, Inc.	23,443	410,252

	Retail 1.1%
	Abercrombie & Fitch Co. Class A	3,100	81,344
	Advance Auto Parts, Inc.	300	45,615
	Best Buy Co., Inc.	686	19,160
	Bilia AB Class A	339	6,349
	Byggmax Group AB	1,933	16,075
	Carrols Restaurant Group, Inc. (e)	7,000	93,520
	Dick's Sporting Goods, Inc.	600	23,448
	Fred's, Inc. Class A	5,200	85,800
	GameStop Corp. Class A	700	18,347
	GNC Holdings, Inc. Class A	2,900	81,229
	Harvey Norman Holdings, Ltd.	27,262	86,462
	Liberty Interactive Corp. QVC Group Class A (e)	3,400	88,604
	Movado Group, Inc.	3,500	89,950
	Office Depot, Inc. (e)	22,795	117,394
	PVH Corp.	300	22,014
	Rallye S.A.	5,963	91,488
	Regis Corp. (e)	5,300	79,182
	Ruby Tuesday, Inc. (e)(f)	3,900	21,255
	Staples, Inc.	2,100	18,732
	World Fuel Services Corp.	700	27,265
			1,113,233
	Savings & Loans 0.1%
	HomeStreet, Inc. (e)	500	10,240
	New York Community Bancorp, Inc.	5,800	89,784
			100,024
	Semiconductors 0.3%
	Amkor Technology, Inc. (e)	14,100	86,574
	NXP Semiconductors N.V. (e)	1,200	89,736
	ON Semiconductor Corp. (e)	10,500	89,880
			266,190
	Shipbuilding 0.1%
	Huntington Ingalls Industries, Inc.	700	89,516
	Yangzijiang Shipbuilding Holdings, Ltd.	56,000	36,897
			126,413
	Software 0.9%
	Akamai Technologies, Inc. (e)	900	41,058
	Allscripts Healthcare Solutions, Inc. (e)(f)	6,600	90,948
	Citrix Systems, Inc. (e)	1,300	91,598
¤	King Digital Entertainment PLC	26,000	466,180
	Kudelski S.A.	4,676	63,961
	Nuance Communications, Inc. (e)	4,700	82,861
	Rackspace Hosting, Inc. (e)	1,900	38,399
	Silverlake Axis, Ltd.	64,700	25,387
			900,392
	Telecommunications 1.6%
	Chorus, Ltd. (e)	31,942	77,980
	Cincinnati Bell, Inc. (e)	24,100	78,084
	EarthLink Holdings Corp. (f)	6,300	37,296
	EchoStar Corp. Class A (e)	2,500	87,825
	Extreme Networks, Inc. (e)	19,500	53,820
	General Communication, Inc. Class A (e)(f)	4,100	74,292
	Gigamon, Inc. (e)	3,400	88,910
	IDT Corp. Class B (f)	3,400	43,180
	Inteliquent, Inc.	4,800	82,464
¤	Koninklijke KPN N.V.	110,088	426,801
	NeoPhotonics Corp. (e)	8,400	75,348
	NETGEAR, Inc. (e)	500	18,685
	Spark New Zealand, Ltd.	37,971	83,065
	T-Mobile U.S., Inc. (e)	4,164	167,185
	Telephone & Data Systems, Inc.	1,700	39,423
	United States Cellular Corp. (e)	2,200	82,808
	Vonage Holdings Corp. (e)	15,700	80,541
			1,597,707
	Transportation 0.5%
	A.P. Moeller-Maersk A/S Class A	64	80,916
	A.P. Moeller-Maersk A/S Class B	50	64,238
	Ansaldo STS S.p.A.	8,245	88,108
	Avance Gas Holding, Ltd. (a)	6,098	77,403
	BW LPG, Ltd. (a)	11,219	86,447
	Dfds A/S	2,184	77,916
	Ryder System, Inc.	400	21,268
			496,296
	Trucking & Leasing 0.0%‡
	Greenbrier Cos., Inc. (The)	1,700	43,962

	Total Common Stocks (Cost $31,421,659)		27,459,752

	Notional Amount
Purchased Option 0.0%‡
Purchased Put Option 0.0%‡
Euro-Bobl Strike Price $129.00 Expires 2/19/16, American Style (g)	3,500,000	190
Total Purchased Option (Cost $2,336)		190

	Principal Amount
Short-Term Investments 50.2%
Repurchase Agreements 41.5%
Fixed Income Clearing Corp. 0.03%, dated 1/29/16 due 2/1/16 Proceeds at Maturity $33,260,097 (Collateralized by United States Treasury and Government Agency securities with rates between 1.50% and 3.75% and maturity dates between 2/15/19 and 3/31/19, with a Principal Amount of $32,455,000 and a Market Value of $33,939,102)	33,260,015	33,260,015
State Street Bank and Trust Co. 0.03%, dated 1/29/16 due 2/1/16 Proceeds at Maturity $7,843,663 (Collateralized by a United States Treasury Note with a rate of 3.75% and a maturity date of 11/15/18, with a Principal Amount of $7,380,000 and a Market Value of $8,005,514)	7,843,643	7,843,643
Total Repurchase Agreements (Cost $41,103,658)		41,103,658

U.S. Government 8.7%
United States Treasury Bills 8.7%
0.000%, due 3/17/16 (h)	2,650,000	2,649,196
0.235%, due 5/26/16 (h)	6,000,000	5,993,304
Total U.S. Government (Cost $8,644,708)		8,642,500
Total Short-Term Investments (Cost $49,748,366)		49,746,158
Total Investments, Before Investments Sold Short (Cost $98,192,048) (j)	94.6%	93,772,611

		Shares
	Investments Sold Short (17.8%)
	Common Stocks Sold Short (15.1%)
	Aerospace & Defense (0.2%)
	Aerovironment, Inc. (e)	(3,000)	(76,530)
	TransDigm Group, Inc. (e)	(400)	(89,892)
			(166,422)
	Apparel (0.1%)
	Iconix Brand Group, Inc. (e)	(5,100)	(33,864)
	Sequential Brands Group, Inc. (e)	(6,100)	(39,284)
			(73,148)
	Auto Manufacturers (0.0%)‡
	Navistar International Corp. (e)	(6,200)	(45,074)

	Auto Parts & Equipment (0.1%)
	Motorcar Parts of America, Inc. (e)	(2,500)	(85,925)

	Banks (0.3%)
	Bankia S.A.	(74,860)	(74,405)
	First Horizon National Corp.	(6,500)	(82,745)
	PacWest Bancorp	(2,300)	(84,433)
	Raiffeisen Bank International A.G. (e)	(6,756)	(85,673)
			(327,256)
	Beverages (0.1%)
	Monster Beverage Corp. (e)	(600)	(81,018)

	Biotechnology (0.3%)
	Advaxis, Inc. (e)	(1,700)	(11,594)
	Aratana Therapeutics, Inc. (e)	(1,100)	(3,707)
	Atara Biotherapeutics, Inc. (e)	(1,000)	(18,100)
	Basilea Pharmaceutica A.G. Registered (e)	(204)	(15,051)
	BioMarin Pharmaceutical, Inc. (e)	(200)	(14,804)
	Esperion Therapeutics, Inc. (e)	(700)	(10,416)
	Evolva Holding S.A. (e)	(61,775)	(51,566)
	Genmab A/S (e)	(165)	(20,663)
	Idera Pharmaceuticals, Inc. (e)	(5,700)	(11,058)
	Innoviva, Inc.	(2,000)	(20,040)
	Insmed, Inc. (e)	(1,300)	(17,160)
	Ionis Pharmaceuticals, Inc. (e)	(300)	(11,679)
	Karyopharm Therapeutics, Inc. (e)	(1,200)	(7,464)
	Loxo Oncology, Inc. (e)	(900)	(18,594)
	Omeros Corp. (e)	(1,800)	(19,422)
	Organovo Holdings, Inc. (e)	(3,800)	(7,448)
	Otonomy, Inc. (e)	(1,100)	(16,412)
	OvaScience, Inc. (e)	(1,200)	(6,780)
	Pacific Biosciences of California, Inc. (e)	(1,700)	(18,173)
	Paratek Pharmaceuticals, Inc. (e)	(800)	(11,696)
	Theravance Biopharma, Inc. (e)	(1,100)	(18,062)
	Versartis, Inc. (e)	(1,200)	(13,368)
			(343,257)
	Building Materials (0.3%)
	AAON, Inc.	(300)	(6,459)
	Caesarstone Sdot-Yam, Ltd. (e)	(2,200)	(82,698)
	James Hardie Industries PLC	(7,200)	(82,123)
	Trex Co., Inc. (e)	(2,300)	(86,388)
			(257,668)
	Chemicals (0.4%)
▪	Albemarle Corp.	(1,900)	(100,016)
	Balchem Corp.	(1,200)	(67,368)
	FMC Corp.	(2,600)	(92,872)
	Syngenta A.G. Registered	(246)	(90,564)
	Tronox, Ltd. Class A	(22,300)	(79,611)
			(430,431)
	Coal (0.1%)
	Peabody Energy Corp.	(2,366)	(10,529)
	Whitehaven Coal, Ltd. (e)	(155,220)	(45,929)
			(56,458)
	Commercial Services (0.5%)
	Advisory Board Co. (The) (e)	(1,000)	(45,770)
	ExamWorks Group, Inc. (e)	(1,500)	(41,190)
	Ezion Holdings, Ltd.	(200,600)	(73,409)
	HealthEquity, Inc. (e)	(3,500)	(75,425)
	Macquarie Infrastructure Corp.	(1,300)	(87,178)
	Rollins, Inc.	(200)	(5,510)
	Transurban Group	(11,284)	(86,465)
	Verisk Analytics, Inc. (e)	(1,200)	(87,600)
			(502,547)
	Computers (0.2%)
	Arcam AB (e)	(4,111)	(84,493)
	SanDisk Corp.	(1,200)	(84,840)
	Stratasys, Ltd. (e)	(3,800)	(61,940)
			(231,273)
	Cosmetics & Personal Care (0.1%)
	Coty, Inc. Class A	(3,200)	(78,752)

	Electric (0.3%)
	ITC Holdings Corp.	(2,300)	(91,770)
	Pepco Holdings, Inc.	(3,400)	(90,712)
	Red Electrica Corp. S.A.	(1,108)	(89,500)
			(271,982)
	Electronics (0.5%)
	FARO Technologies, Inc. (e)	(3,300)	(84,711)
	FLIR Systems, Inc.	(500)	(14,620)
	Garmin, Ltd.	(2,700)	(94,986)
	IMAX Corp. (e)	(2,400)	(74,544)
	Knowles Corp. (e)	(3,300)	(44,880)
	National Instruments Corp.	(3,200)	(91,200)
	TASER International, Inc. (e)	(2,400)	(36,936)
	Waters Corp. (e)	(300)	(36,363)
			(478,240)
	Energy - Alternate Sources (0.1%)
	Clean Energy Fuels Corp. (e)	(14,400)	(38,592)
	Plug Power, Inc. (e)	(14,400)	(26,928)
			(65,520)
	Engineering & Construction (0.5%)
	Chicago Bridge & Iron Co. N.V.	(2,500)	(97,050)
	Exponent, Inc.	(1,600)	(82,096)
	Fomento de Construcciones y Contratas S.A. (e)	(10,718)	(80,488)
	Monadelphous Group, Ltd.	(15,424)	(68,945)
	SBA Communications Corp. Class A (e)	(900)	(89,352)
	Singapore Technologies Engineering, Ltd.	(39,400)	(80,048)
			(497,979)
	Entertainment (0.2%)
	DreamWorks Animation SKG, Inc. Class A (e)	(1,600)	(41,024)
	Genting Singapore PLC	(135,300)	(67,721)
	Scientific Games Corp. Class A (e)	(10,900)	(64,528)
			(173,273)
	Environmental Controls (0.1%)
	SIIC Environment Holdings, Ltd. (e)	(60,900)	(27,922)
	Stericycle, Inc. (e)	(800)	(96,280)
			(124,202)
	Finance - Auto Loans (0.1%)
	Credit Acceptance Corp. (e)	(400)	(71,584)

	Finance - Consumer Loans (0.2%)
	Navient Corp.	(8,000)	(76,480)
	Nelnet, Inc. Class A	(2,500)	(81,175)
			(157,655)
	Finance - Leasing Companies (0.1%)
	Aircastle, Ltd.	(3,900)	(66,963)

	Finance - Mortgage Loan/Banker (0.0%)‡
	Arlington Asset Investment Corp. Class A	(4,300)	(47,730)

	Finance - Other Services (0.1%)
	CBOE Holdings, Inc.	(1,400)	(93,268)

	Food (0.5%)
	Barry Callebaut A.G. Registered (e)	(85)	(97,217)
	Chefs' Warehouse, Inc. (The) (e)	(4,600)	(60,490)
	Chocoladefabriken Lindt & Sprungli A.G.	(4)	(23,448)
	Chocoladefabriken Lindt & Sprungli A.G. Registered	(1)	(69,002)
	Sprouts Farmers Market, Inc. (e)	(3,600)	(82,080)
	Super Group, Ltd.	(25,700)	(13,591)
	Tootsie Roll Industries, Inc.	(2,600)	(85,332)
	Woolworths, Ltd.	(2,615)	(45,488)
			(476,648)
	Forest Products & Paper (0.1%)
	Deltic Timber Corp.	(1,400)	(76,888)

	Gas (0.1%)
	Questar Corp.	(4,700)	(95,833)

	Health Care - Products (0.7%)
	Accelerate Diagnostics, Inc. (e)	(1,200)	(17,772)
	Ambu A/S Class B	(2,057)	(63,671)
	Bio-Techne Corp.	(500)	(41,345)
	Cerus Corp. (e)	(14,200)	(77,106)
	Endologix, Inc. (e)	(8,400)	(59,892)
	GenMark Diagnostics, Inc. (e)	(4,200)	(22,218)
	Henry Schein, Inc. (e)	(600)	(90,864)
	IDEXX Laboratories, Inc. (e)	(1,300)	(91,182)
	Intuitive Surgical, Inc. (e)	(100)	(54,085)
	Ocular Therapeutix, Inc. (e)	(1,200)	(7,344)
	Patterson Cos., Inc.	(2,200)	(93,412)
	Rockwell Medical, Inc. (e)	(3,700)	(23,162)
	Zimmer Biomet Holdings, Inc.	(900)	(89,334)
			(731,387)
	Health Care - Services (0.7%)
	AAC Holdings, Inc. (e)	(3,600)	(64,296)
	Acadia Healthcare Co., Inc. (e)	(1,400)	(85,442)
	Brookdale Senior Living, Inc. (e)	(5,500)	(89,540)
	Capital Senior Living Corp. (e)	(500)	(9,165)
	Envision Healthcare Holdings, Inc. (e)	(3,600)	(79,560)
	Healthscope, Ltd.	(45,226)	(71,206)
	Laboratory Corporation of America Holdings (e)	(800)	(89,880)
	MEDNAX, Inc. (e)	(1,300)	(90,298)
	Premier, Inc. Class A (e)	(2,700)	(86,238)
	Raffles Medical Group, Ltd.	(24,100)	(68,906)
			(734,531)
	Home Builders (0.1%)
	William Lyon Homes Class A (e)	(6,200)	(67,332)

	Household Products & Wares (0.1%)
	OSIM International, Ltd.	(84,900)	(60,364)

	Insurance (0.4%)
	Ambac Financial Group, Inc. (e)	(6,200)	(87,048)
	Greenlight Capital Re, Ltd. Class A (e)	(4,400)	(85,448)
	MBIA, Inc. (e)	(12,400)	(82,584)
	ProAssurance Corp.	(1,800)	(90,216)
	Tryg A/S	(4,801)	(91,544)
			(436,840)
	Internet (0.7%)
	Chegg, Inc. (e)	(12,600)	(73,080)
	GrubHub, Inc. (e)	(3,700)	(69,745)
	Lands' End, Inc. (e)	(2,400)	(52,272)
	Marketo, Inc. (e)	(200)	(3,802)
	Quotient Technology, Inc. (e)	(13,300)	(80,731)
	SEEK, Ltd.	(8,237)	(85,091)
	Splunk, Inc. (e)	(1,800)	(83,322)
	TripAdvisor, Inc. (e)	(1,200)	(80,112)
	TrueCar, Inc. (e)	(6,600)	(42,768)
	Wayfair, Inc. Class A (e)	(1,900)	(85,880)
	Wix.com, Ltd. (e)	(3,600)	(73,512)
			(730,315)
	Investment Company (0.0%)‡
	Acacia Research Corp.	(8,600)	(32,164)

	Iron & Steel (0.2%)
	Acerinox S.A.	(3,631)	(33,009)
	Cliffs Natural Resources, Inc. (e)	(26,800)	(43,148)
	Outokumpu Oyj (e)	(29,893)	(73,259)
	SSAB AB Class B (e)	(39,783)	(83,961)
			(233,377)
	Leisure Time (0.0%)‡
	Harley-Davidson, Inc.	(800)	(32,000)

	Lodging (0.1%)
	Choice Hotels International, Inc.	(1,800)	(78,696)
	Crown Resorts, Ltd.	(6,146)	(53,883)
			(132,579)
	Machinery - Construction & Mining (0.1%)
	Outotec Oyj	(23,456)	(92,041)

	Machinery - Diversified (0.4%)
▪	Cognex Corp.	(3,100)	(99,975)
▪	Graco, Inc.	(1,400)	(101,752)
	Lindsay Corp.	(1,000)	(70,340)
	Middleby Corp. (The) (e)	(800)	(72,288)
	Power Solutions International, Inc. (e)	(2,000)	(23,900)
	Zardoya Otis S.A.	(6,616)	(70,131)
			(438,386)
	Media (0.4%)
	Discovery Communications, Inc. Class A (e)	(3,200)	(88,288)
	Liberty Broadband Corp. Class C (e)	(1,800)	(84,600)
	Promotora de Informaciones S.A. Class A (e)	(8,367)	(43,515)
	Singapore Press Holdings, Ltd.	(28,800)	(71,895)
	Tribune Media Co. Class A	(2,600)	(85,670)
			(373,968)
	Metal Fabricate & Hardware (0.2%)
	RBC Bearings, Inc. (e)	(1,300)	(77,129)
	Sims Metal Management, Ltd.	(17,534)	(86,587)
			(163,716)
	Mining (0.5%)
	Alumina, Ltd.	(112,842)	(84,631)
	Compass Minerals International, Inc.	(400)	(29,940)
	Hecla Mining Co.	(43,800)	(81,468)
	Horsehead Holding Corp. (e)	(11,400)	(2,935)
	Iluka Resources, Ltd.	(20,136)	(79,425)
	Independence Group NL	(50,880)	(80,264)
	Newcrest Mining, Ltd. (e)	(8,493)	(78,378)
	Royal Gold, Inc.	(2,000)	(59,580)
	Syrah Resources, Ltd. (e)	(16,497)	(45,648)
	U.S. Silica Holdings, Inc.	(500)	(9,325)
			(551,594)
	Miscellaneous - Manufacturing (0.2%)
	Orica, Ltd.	(2,137)	(21,767)
	Proto Labs, Inc. (e)	(1,300)	(71,487)
	Raven Industries, Inc.	(5,300)	(79,553)
			(172,807)
	Oil & Gas (0.4%)
	Antero Resources Corp. (e)	(500)	(13,585)
	Atwood Oceanics, Inc.	(1,200)	(7,356)
	Cobalt International Energy, Inc. (e)	(1,200)	(4,548)
	Diamond Offshore Drilling, Inc.	(600)	(11,154)
	Diamondback Energy, Inc. (e)	(200)	(15,110)
	DNO ASA (e)	(94,764)	(64,086)
	Energen Corp.	(200)	(7,054)
	EQT Corp.	(200)	(12,348)
	Erin Energy Corp. (e)	(2,300)	(6,095)
	EXCO Resources, Inc. (e)	(6,200)	(7,378)
	Gulfport Energy Corp. (e)	(400)	(11,820)
	Halcon Resources Corp. (e)	(2,340)	(1,287)
	Kosmos Energy, Ltd. (e)	(2,300)	(10,511)
	Liquefied Natural Gas, Ltd. (e)	(98,421)	(46,118)
	Memorial Resource Development Corp. (e)	(700)	(11,137)
	Noble Corp. PLC	(800)	(6,232)
	Oasis Petroleum, Inc. (e)	(1,600)	(8,560)
	Oil Search, Ltd.	(17,534)	(82,407)
	Range Resources Corp.	(400)	(11,824)
	Rice Energy, Inc. (e)	(1,000)	(11,670)
	RSP Permian, Inc. (e)	(500)	(11,775)
	Santos, Ltd.	(8,876)	(20,467)
	Synergy Resources Corp. (e)	(1,000)	(6,340)
			(388,862)
	Oil & Gas Services (0.1%)
	Dril-Quip, Inc. (e)	(200)	(11,728)
	Flotek Industries, Inc. (e)	(4,100)	(27,388)
	Frank's International N.V.	(700)	(10,241)
	Schoeller-Bleckmann Oilfield Equipment A.G.	(1,748)	(91,463)
	SEACOR Holdings, Inc. (e)	(100)	(4,601)
			(145,421)
	Packaging & Containers (0.1%)
	Amcor Ltd.	(8,602)	(81,592)

	Pharmaceuticals (0.6%)
	Aerie Pharmaceuticals, Inc. (e)	(1,100)	(18,194)
	Akorn, Inc. (e)	(1,200)	(31,188)
	Amicus Therapeutics, Inc. (e)	(2,700)	(16,308)
	Cempra, Inc. (e)	(900)	(15,507)
	Clovis Oncology, Inc. (e)	(800)	(16,736)
	Endo International PLC (e)	(700)	(38,829)
	Flexion Therapeutics, Inc. (e)	(1,100)	(17,028)
	Greencross, Ltd.	(17,480)	(89,933)
	Heron Therapeutics, Inc. (e)	(900)	(18,891)
	Intra-Cellular Therapies, Inc. (e)	(500)	(18,540)
	Jazz Pharmaceuticals PLC (e)	(300)	(38,622)
	MannKind Corp. (e)	(9,800)	(9,774)
	Mirati Therapeutics, Inc. (e)	(800)	(17,224)
	Northwest Biotherapeutics, Inc. (e)	(4,500)	(9,540)
	OPKO Health, Inc. (e)	(4,600)	(36,984)
	Perrigo Co. PLC	(300)	(43,374)
	Radius Health, Inc. (e)	(400)	(12,812)
	Relypsa, Inc. (e)	(1,000)	(18,840)
	Revance Therapeutics, Inc. (e)	(800)	(16,584)
	Santhera Pharmaceutical Holding A.G. Registered (e)	(230)	(15,732)
	TG Therapeutics, Inc. (e)	(2,500)	(20,425)
	VCA, Inc. (e)	(1,700)	(87,159)
	Vital Therapies, Inc. (e)	(900)	(8,235)
			(616,459)
	Retail (1.1%)
	Boot Barn Holdings, Inc. (e)	(4,900)	(29,792)
	CarMax, Inc. (e)	(1,300)	(57,434)
	Container Store Group, Inc. (The) (e)	(8,300)	(35,856)
	Dollar Tree, Inc. (e)	(200)	(16,264)
	Dunkin' Brands Group, Inc.	(2,300)	(90,528)
	El Pollo Loco Holdings, Inc. (e)	(6,400)	(77,568)
	Five Below, Inc. (e)	(2,400)	(84,552)
	Francesca's Holdings Corp. (e)	(4,100)	(74,743)
	Habit Restaurants, Inc. (The) Class A (e)	(3,400)	(69,802)
	Hennes & Mauritz AB Class B	(1,225)	(40,065)
	JB Hi-Fi, Ltd.	(5,557)	(92,723)
	Lululemon Athletica, Inc. (e)	(1,600)	(99,312)
	MarineMax, Inc. (e)	(4,800)	(81,168)
	Sears Holdings Corp. (e)	(5,000)	(84,750)
	Sportsman's Warehouse Holdings, Inc. (e)	(6,200)	(81,282)
	Zoe's Kitchen, Inc. (e)	(2,900)	(80,562)
			(1,096,401)
	Semiconductors (0.1%)
	IPG Photonics Corp. (e)	(1,100)	(88,913)

	Shipbuilding (0.0%)‡
	Vard Holdings, Ltd. (e)	(179,800)	(19,280)

	Software (1.1%)
	2U, Inc. (e)	(1,700)	(34,323)
	Actua Corp. (e)	(5,800)	(54,868)
	Autodesk, Inc. (e)	(1,500)	(70,230)
	Benefitfocus, Inc. (e)	(1,100)	(32,076)
	Castlight Health, Inc. Class B (e)	(20,100)	(66,531)
	Hortonworks, Inc. (e)	(4,500)	(43,650)
	inContact, Inc. (e)	(4,700)	(40,655)
	InterXion Holding N.V. (e)	(2,700)	(84,807)
	MobileIron, Inc. (e)	(8,200)	(30,258)
	MSCI, Inc.	(1,300)	(89,492)
	NetSuite, Inc. (e)	(1,200)	(83,244)
	New Relic, Inc. (e)	(2,300)	(64,906)
	Opera Software ASA	(16,675)	(85,109)
	OPOWER, Inc. (e)	(7,900)	(67,150)
	Paychex, Inc.	(1,800)	(86,148)
	Tableau Software, Inc. Class A (e)	(700)	(56,168)
	TubeMogul, Inc. (e)	(6,100)	(68,747)
	Workday, Inc. Class A (e)	(200)	(12,602)
			(1,070,964)
	Telecommunications (0.8%)
	CommScope Holding Co., Inc. (e)	(3,900)	(87,438)
	Globalstar, Inc. (e)	(34,400)	(44,032)
	Level 3 Communications, Inc. (e)	(1,400)	(68,334)
	Loral Space & Communications, Inc. (e)	(2,200)	(76,010)
	Motorola Solutions, Inc.	(1,400)	(93,478)
	Nokia Oyj	(11,988)	(85,982)
	ORBCOMM, Inc. (e)	(10,900)	(79,570)
	Ubiquiti Networks, Inc. (e)	(2,400)	(71,064)
	West Corp.	(3,800)	(68,818)
	Zayo Group Holdings, Inc. (e)	(3,500)	(87,570)
			(762,296)
	Transportation (0.3%)
	CAI International, Inc. (e)	(1,300)	(8,125)
	Dorian LPG, Ltd. (e)	(800)	(8,464)
	Frontline Ltd.	(40,368)	(88,447)
	GasLog, Ltd.	(1,400)	(10,458)
	Golden Ocean Group, Ltd. (e)	(19,200)	(14,268)
	Scorpio Bulkers, Inc. (e)	(5,425)	(17,794)
	Tidewater, Inc.	(1,200)	(6,372)
	Torm A/S (e)	(2,787)	(31,789)
	XPO Logistics, Inc. (e)	(3,500)	(79,975)
			(265,692)
	Trucking & Leasing (0.1%)
	Textainer Group Holdings, Ltd.	(6,900)	(73,485)

	Total Common Stocks Sold Short (Proceeds $18,528,221)		(14,969,760)

	Exchange-Traded Funds Sold Short (2.7%) (i)
▪	SPDR S&P 500 ETF Trust	(3,300)	(639,771)
▪	United States Oil Fund, L.P. (e)	(210,300)	(2,029,395)
	Total Exchange-Traded Funds Sold Short (Proceeds $3,990,644)		(2,669,166)
	Total Investments Sold Short (Proceeds $22,518,865)		(17,638,926)
	Total Investments, Net of Investments Sold Short (Cost $75,673,183)	76.8%	76,133,685
	Other Assets, Less Liabilities	23.2	23,023,952
	Net Assets	100.0%	$99,157,637

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2016, excluding short-term investments. May be subject to change daily.
▪	Among the Fund’s 5 largest short positions as of January 31, 2016. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of January 31, 2016.
(c)	Illiquid security - As of January 31, 2016, the total market value of securities deemed illiquid under procedures approved by the Board of Trustees was $674,305, which represented 0.7% of the Fund's net assets.
(d)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(e)	Non-income producing security.
(f)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for securities Sold Short.
(g)	As of January 31, 2016, cash in the amount of $45,705 is on deposit with a broker for futures transactions and options on futures transactions.
(h)	Interest rate shown represents yield to maturity.
(i)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(j)	As of January 31, 2016, cost was $98,192,048 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$566,276
Gross unrealized depreciation	(4,985,713)
Net unrealized depreciation	$(4,419,437)

As of January 31, 2016, the Fund held the following foreign currency forward contracts:

Foreign Currency Sales Contracts	Expiration Date	Counterparty	Contract Amount Sold		Contract Amount Purchased	Unrealized Appreciation (Depreciation)
Canadian Dollar vs. U.S. Dollar	3/17/16	Societe Generale	CAD	100,000	$72,820	$1,437
Euro vs. U.S. Dollar	2/19/16	BNP Paribas S.A.	EUR	94,983	103,014	77
Euro vs. U.S. Dollar	2/19/16	Societe Generale		9,010,000	9,778,982	14,531
Euro vs. U.S. Dollar	3/17/16	Societe Generale		2,165,000	2,370,822	22,842
Euro vs. U.S. Dollar	3/17/16	UBS AG		30,000	32,986	451
Pound Sterling vs. U.S. Dollar	2/19/16	Societe Generale	GBP	307,800	444,470	5,877
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$45,215

As of January 31, 2016, the Fund held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
Euro-Bobl	(30)	March 2016	$(4,303,844)	$(65,332)
Euro-Bund	(2)	March 2016	(353,914)	(6,828)
			$(4,657,758)	$(72,160)

1.	As of January 31, 2016, cash in the amount of $45,705 was on deposit with a broker for futures transactions and options on futures transactions
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2016.

Written Option on Futures Contracts

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Premium (Received)	Market Value
Call-U.S. Treasury Note (10 Year) February 2016, American Style	Citibank NA	$129.00	2/19/2016	$(1,000)	$(701)	$(984)

As of January 31, 2016, the Fund held the following centrally cleared interest rate swap agreements1:

Notional Amount	Currency	Expiration Date	Payments made by Fund	Payments Received by Fund	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)
$9,500,000	USD	6/23/2017	Fixed 0.877%	3-Month USD-LIBOR	$—	$(17,861)	$(17,861)
3,250,000	USD	1/22/2018	Fixed 0.870%	3-Month USD-LIBOR	—	(1,895)	(1,895)
2,300,000	USD	6/23/2025	3-Month USD-LIBOR	Fixed 2.366%	—	123,669	123,669
750,000	USD	1/22/2026	3-Month USD-LIBOR	Fixed 1.836%	—	3,520	3,520
					$—	$107,433	$107,433

As of January 31, 2016, the Fund held the following open centrally cleared credit default swap contracts1:

Reference Entity	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]		(Pay)/Receive Fixed Rate[4]	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation/ (Depreciation)[5]
Markit iTraxx Europe Crossover Series 23	6/20/2020	Buy	EUR	1,000	(5.00)%	$(74,956)	$(61,657)	$13,299
Markit iTraxx Europe Crossover Series 23	6/20/2020	Buy		1,000	(5.00)%	(91,193)	(61,656)	29,537
Markit iTraxx Europe Crossover Series 23	6/20/2020	Sell		250	5.00%	22,645	15,414	(7,231)
Markit iTraxx Europe Crossover Series 23	6/20/2020	Sell		1,250	5.00%	91,342	77,071	(14,271)
Markit iTraxx Europe Crossover Series 23	6/20/2020	Sell		500	5.00%	44,481	30,828	(13,653)
Markit iTraxx Europe Crossover Series 24	12/20/2020	Buy		1,250	(5.00)%	(113,910)	(76,623)	37,287
Markit iTraxx Europe Crossover Series 24	12/20/2020	Buy		1,000	(5.00)%	(53,641)	(61,299)	(7,658)
Markit iTraxx North American High Yield Series 25	12/20/2020	Sell		$2,700	5.00%	(1,981)	(4,085)	(2,104)
Markit iTraxx North American High Yield Series 25	12/20/2020	Sell		6,500	5.00%	137,929	(9,833)	(147,762)
Markit iTraxx North American Investment Grade Series 25	12/20/2020	Sell		800	1.00%	2,401	(406)	(2,807)
Markit iTraxx North American Investment Grade Series 25	12/20/2020	Sell		2,000	1.00%	17,029	(1,016)	(18,045)
						$(19,854)	$(153,262)	$(133,408)

As of January 31, 2016, the Fund held the following open OTC credit default swap contracts:

Reference Entity	Counterparty	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]		(Pay)/Receive Fixed Rate[4]	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation/ (Depreciation)[5]
Accor S.A.
2.875%, 6/19/17	BNP Paribas S.A.	6/20/2020	Buy	EUR	300	(1.00)%	$(3,538)	$2,398	$5,936
Electricite de France S.A.
5.625%, 2/21/33	Societe Generale S.A.	9/20/2020	Buy		250	(1.00)%	(4,833)	1,197	6,030
Fortum OYJ
6.00%, 3/20/19	Societe Generale S.A.	12/20/2020	Buy		150	(1.00)%	(2,234)	(1,746)	488
Koninklijke KPN N.V.
7.50%, 2/4/19	Societe Generale S.A.	9/20/2020	Buy		250	(1.00)%	(2,469)	(2,944)	(475)
Orange S.A.
5.625%, 5/22/18	Societe Generale S.A.	9/20/2020	Buy		250	(1.00)%	(4,446)	(4,716)	(270)
Solvay S.A.
4.625%, 6/27/18	BNP Paribas S.A.	12/20/2020	Buy		150	(1.00)%	(1,323)	3,395	4,718
Tesco PLC
6.00%, 12/14/29	BNP Paribas S.A.	9/20/2020	Sell		100	1.00%	(5,309)	(8,382)	(3,073)
Tesco PLC
6.00%, 12/14/29	Societe Generale S.A.	12/20/2020	Sell		200	1.00%	(17,434)	(18,341)	(907)
Wind Acquisition Finance S.A.
7.00%, 4/23/21	Societe Generale S.A.	12/20/2020	Buy		150	(5.00)%	(13,079)	(6,691)	6,388
							$(54,665)	$(35,830)	$18,835

1. As of January 31, 2016, cash in the amount of $830,702 was on deposit with a broker for centrally cleared swap agreements.

2. Buy—Fund pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Sell—Fund receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3. The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

4. The annual fixed rate represents the interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.

5. Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at January 31, 2016.

Total Return Swap Contracts

Open OTC total return equity swap contracts as of January 31, 2016 were as follows:

Swap Counterparty	Reference Obligation	Rate(s) (Paid)/Received by the Fund	Termination Date(s)	Notional Amount (000)*	Unrealized Appreciation
Deutsche Bank	AB Science S.A.	1 Month LIBOR BBA minus 13.00%	7/20/2016	$(20)	$7,647
UBS AG	Airgas, Inc.	1 Month LIBOR BBA plus 0.35%	6/24/2016	454	5,248
Deutsche Bank	AIXTRON S.E.	1 Month LIBOR BBA minus 3.00%	7/20/2016	(104)	22,721
Citibank NA	Alibaba Group Holding, Ltd.	1 Month LIBOR BBA minus 0.35%	6/24/2016	(167)	10,134
Deutsche Bank	Allied Minds PLC	1 Month LIBOR BBA minus 5.25%	7/20/2016	(40)	17,624
Deutsche Bank	Altice N.V.	1 Month LIBOR BBA minus 0.45%	8/9/2016	(115)	31,674
Deutsche Bank	Amerisur Resources PLC	1 Month LIBOR BBA minus 9.00%	7/7/2016	(44)	10,515
Deutsche Bank	ASML Holding N.V.	1 Month LIBOR BBA minus 0.45%	8/9/2016	(45)	2,216
Deutsche Bank	Associated British Foods PLC	1 Month LIBOR BBA minus 0.45%	7/7/2016	(85)	5,047
Deutsche Bank	AURELIUS S.E. & Co. KGaA	1 Month LIBOR BBA minus 0.45%	7/20/2016	(80)	4,684
Deutsche Bank	AVEVA Group PLC	1 Month LIBOR BBA minus 0.45%	7/20/2016	(110)	39,445
Deutsche Bank	Banca Carige S.p.A.	1 Month LIBOR BBA minus 1.25%	7/20/2016	(91)	42,530
Deutsche Bank	Banca IFIS S.p.A.	1 Month LIBOR BBA plus 0.45%	7/20/2016	64	23,571
Deutsche Bank	Banca Monte dei Paschi di Siena S.p.A.	1 Month LIBOR BBA minus 0.45%	7/20/2016	(103)	54,742
Deutsche Bank	BE Semiconductor Industries N.V.	1 Month LIBOR BBA plus 0.45%	8/9/2016	84	6,482
UBS AG	BG Group PLC	1 Month LIBOR BBA plus 0.40%	6/24/2016	505	30,498
UBS AG	BHF Kleinwort Benson Group	1 Month LIBOR BBA plus 0.40%	6/24/2016	312	659
Deutsche Bank	BHP Billiton PLC	1 Month LIBOR BBA minus 0.45%	7/7/2016	(18)	2,917
Deutsche Bank	Biotest A.G.	1 Month LIBOR BBA minus 1.25%	7/20/2016	(21)	1,599
Deutsche Bank	Brunello Cucinelli S.p.A.	1 Month LIBOR BBA minus 5.00%	7/20/2016	(52)	5,964
Deutsche Bank	BTG PLC	1 Month LIBOR BBA minus 0.45%	7/7/2016	(18)	180
UBS AG	Buzzi Unicem S.p.A.	1 Month LIBOR BBA minus 0.45%	6/24/2016	(76)	14,024
Deutsche Bank	CGG S.A.	1 Month LIBOR BBA minus 12.00%	7/20/2016	(114)	75,045
UBS AG	Cie Financiere Richemont S.A.	1 Month LIBOR BBA minus 0.50%	6/24/2016	(41)	721
Citibank NA	CNH Industrial N.V.	1 Month EURIBOR minus 0.40%	12/6/2016	(19)	815
Deutsche Bank	Cobham PLC	1 Month LIBOR BBA minus 0.45%	7/20/2016	(73)	13,521
Deutsche Bank	Debenhams PLC	1 Month LIBOR BBA plus 0.45%	7/20/2016	92	441
Deutsche Bank	Eramet	1 Month LIBOR BBA minus 12.00%	7/20/2016	(10)	3,122
Deutsche Bank	Evraz PLC	1 Month LIBOR BBA minus 1.00%	7/20/2016	(26)	278
Deutsche Bank	Ferrari N.V.	1 Month LIBOR BBA plus 0.45%	7/20/2016	118	27,120
Deutsche Bank	Fevertree Drinks PLC	1 Month LIBOR BBA plus 0.45%	7/20/2016	77	6,137
Citibank NA	Fiat Chrysler Automobiles N.V.	1 Month EURIBOR minus 0.40%	12/6/2016	(112)	14,192
Deutsche Bank	Fresnillo PLC	1 Month LIBOR BBA minus 1.00%	7/7/2016-7/20/2016	(42)	174
Deutsche Bank	Gulf Keystone Petroleum, Ltd.	1 Month LIBOR BBA minus 50.00%	7/7/2016	(42)	27,874
Deutsche Bank	Heidelberger Druckmaschinen A.G.	1 Month LIBOR BBA minus 2.50%	7/20/2016	(82)	5,424
Citibank NA	Henkel A.G. & Co. KGaA	1 Month EURIBOR minus 0.40%	12/6/2016	(180)	2,320
Deutsche Bank	Hugo Boss A.G.	1 Month LIBOR BBA minus 0.45%	7/20/2016	(102)	6,486
Deutsche Bank	ICAP PLC	1 Month LIBOR BBA minus 0.45%	7/20/2016	(97)	8,358
Deutsche Bank	Imagination Technologies Group PLC	1 Month LIBOR BBA minus 2.50%	7/7/2016-7/20/2016	(90)	236
Deutsche Bank	IMCD Group N.V.	1 Month LIBOR BBA minus 0.45%	8/9/2016	(81)	1,527
Deutsche Bank	IMI PLC	1 Month LIBOR BBA minus 0.45%	7/20/2016	(102)	12,494
Deutsche Bank	Infineon Technologies A.G.	1 Month LIBOR BBA plus 0.45%	7/20/2016	52	408
Citibank NA	iShares Nasdaq Biotechnology ETF	1 Month LIBOR BBA minus 1.40%	6/24/2016	(303)	4,064
Deutsche Bank	Laird PLC	1 Month LIBOR BBA plus 0.45%	7/20/2016	76	1,071
Deutsche Bank	Lloyds TSB Group PLC	1 Month LIBOR BBA minus 0.45%	7/20/2016	(88)	4,724
Deutsche Bank	Maire Tecnimont S.p.A.	1 Month LIBOR BBA minus 7.00%	7/20/2016	(89)	11,364
Deutsche Bank	Manz A.G.	1 Month LIBOR BBA minus 15.00%	7/20/2016	(79)	41,866
UBS AG	Merck KGaA	1 Month LIBOR BBA minus 0.45%	6/24/2016	(66)	5,382
Citibank NA	Microsemi Corp.	1 Month LIBOR BBA plus 0.35%	6/24/2016	2	50
Deutsche Bank	MorphoSys A.G.	1 Month LIBOR BBA minus 1.25%	7/20/2016	(22)	3,648
Deutsche Bank	Nanoco Group PLC	1 Month LIBOR BBA minus 7.00%	7/7/2016	(33)	19,345
Deutsche Bank	NN Group N.V.	1 Month LIBOR BBA plus 0.45%	8/9/2016	78	9,172
Deutsche Bank	Nordex S.E.	1 Month LIBOR BBA plus 0.45%	7/20/2016	65	10,826
Deutsche Bank	Numericable-SFR S.A.S.	1 Month LIBOR BBA minus 0.45%	7/20/2016	(90)	1,096
Deutsche Bank	Ocado Group PLC	1 Month LIBOR BBA minus 1.50%	7/20/2016	(81)	6,082
UBS AG	Ocata Therapeutics, Inc.	1 Month LIBOR BBA plus 0.35%	6/24/2016	437	3,893
Deutsche Bank	Oxford Instruments PLC	1 Month LIBOR BBA minus 1.00%	7/7/2016	(27)	7,335
Deutsche Bank	Parrot S.A.	1 Month LIBOR BBA minus 0.45%	7/20/2016	(13)	1,411
UBS AG	Pep Boys-Manny Moe & Jack	1 Month LIBOR BBA plus 0.35%	6/24/2016	700	2,641
Deutsche Bank	Poundland Group PLC	1 Month LIBOR BBA minus 1.00%	7/20/2016	(42)	6,325
Deutsche Bank	RCS MediaGroup S.p.A.	1 Month LIBOR BBA minus 6.00%	7/20/2016	(109)	47,912
Deutsche Bank	Rheinmetall A.G.	1 Month LIBOR BBA plus 0.45%	7/20/2016	81	8,031
Deutsche Bank	RIB Software A.G.	1 Month LIBOR BBA minus 12.00%	7/20/2016	(102)	27,130
Deutsche Bank	Rolls-Royce Holdings PLC	1 Month LIBOR BBA minus 0.45%	7/20/2016	(100)	11,336
Deutsche Bank	Rotork PLC	1 Month LIBOR BBA minus 0.45%	7/7/2016-7/20/2016	(96)	14,459
Deutsche Bank	Royal Dutch Shell PLC	1 Month LIBOR BBA plus 0.45%	7/20/2016	68	6,482
Citibank NA	SABMiller PLC	1 Month LIBOR BBA plus 0.40%	6/24/2016	398	16,929
Deutsche Bank	Salvatore Ferragamo S.p.A.	1 Month LIBOR BBA minus 1.75%	7/20/2016	(90)	10,159
Deutsche Bank	Serco Group PLC	1 Month LIBOR BBA minus 0.45%	7/7/2016-7/20/2016	(108)	30,052
Deutsche Bank	SGL Carbon S.E.	1 Month LIBOR BBA minus 9.00%	7/20/2016	(110)	41,285
Deutsche Bank	SMA Solar Technology A.G.	1 Month LIBOR BBA plus 0.45%	7/20/2016	67	5,535
Deutsche Bank	Standard Chartered PLC	1 Month LIBOR BBA minus 0.45%	7/20/2016	(91)	9,407
UBS AG	Staples, Inc.	US Federal Funds Rate minus 0.40%	6/24/2016	(89)	5,998
Citibank NA	Swatch Group A.G.	1 Month LIBOR BBA plus 0.40%	6/24/2016	128	4,803
UBS AG	Telecom Italia S.p.A.	1 Month LIBOR BBA minus 1.00%	6/24/2016	(208)	22,985
Deutsche Bank	ThyssenKrupp A.G.	1 Month LIBOR BBA minus 0.45%	7/20/2016	(94)	20,010
UBS AG	T-Mobile US, Inc.	1 Month LIBOR BBA plus 0.35%	6/24/2016	30	871
Deutsche Bank	TomTom N.V.	1 Month LIBOR BBA minus 0.45%	8/9/2016	(38)	2,552
Deutsche Bank	Virbac S.A.	1 Month LIBOR BBA minus 1.75%	7/20/2016	(20)	4,117
UBS AG	Vmware, Inc.	US Federal Funds Rate minus 1.50%	6/24/2016	(215)	12,993
Deutsche Bank	Zalando S.E.	1 Month LIBOR BBA minus 0.45%	7/20/2016	(97)	10,565
Deutsche Bank	Zodiac Aerospace	1 Month LIBOR BBA minus 0.45%	7/20/2016	(116)	29,119
				$(1,130)	$1,029,839

Swap Counterparty	Reference Obligation	Rate(s) (Paid)/Received by the Fund	Termination Date(s)	Notional Amount (000)*	Unrealized Depreciation
Deutsche Bank	ADVA Optical Networking S.E.	1 Month LIBOR BBA plus 0.45%	7/20/2016	$88	$(19,219)
Citibank NA	Air Liquide S.A.	1 Month EURIBOR minus 0.40%	12/6/2016	(151)	(1,588)
UBS AG	Altice N.V.	1 Month LIBOR BBA minus 0.45%	6/24/2016	(58)	(2,422)
Deutsche Bank	AO World PLC	1 Month LIBOR BBA minus 6.00%	7/7/2016	(25)	(2,819)
Deutsche Bank	APERAM S.A.	1 Month LIBOR BBA plus 0.45%	8/9/2016	16	(263)
Deutsche Bank	Associated British Foods PLC	1 Month LIBOR BBA plus 0.45%	7/20/2016	56	(3,329)
Deutsche Bank	ASTM S.p.A.	1 Month LIBOR BBA plus 0.45%	7/20/2016	34	(6,862)
Deutsche Bank	Bertrandt A.G.	1 Month LIBOR BBA minus 1.25%	7/20/2016	(81)	(1,610)
Deutsche Bank	BHP Billiton PLC	1 Month LIBOR BBA plus 0.45%	7/20/2016	50	(7,864)
Deutsche Bank	Biesse S.p.A.	1 Month LIBOR BBA plus 0.45%	7/20/2016	86	(18,547)
Deutsche Bank	BinckBank N.V.	1 Month LIBOR BBA plus 0.45%	8/9/2016	84	(13,792)
Deutsche Bank	Carl Zeiss Meditec A.G.	1 Month LIBOR BBA plus 0.45%	7/20/2016	60	(1,084)
Deutsche Bank	Carnival PLC	1 Month LIBOR BBA plus 0.45%	7/20/2016	84	(4,616)
UBS AG	Casino Guichard Perrachon S.A.	1 Month LIBOR BBA minus 2.50%	6/24/2016	(7)	(310)
Deutsche Bank	Cellectis S.A.	1 Month LIBOR BBA plus 0.45%	7/20/2016	82	(10,968)
Deutsche Bank	Cementir Holding S.p.A.	1 Month LIBOR BBA plus 0.45%	7/20/2016	34	(5,943)
UBS AG	Charter Communications, Inc.	US Federal Funds Rate minus 2.25%	6/24/2016	(125)	(6,332)
UBS AG	Comcast Corp.	US Federal Funds Rate minus 0.40%	6/24/2016	(136)	(176)
Deutsche Bank	Credit Agricole S.A.	1 Month LIBOR BBA plus 0.45%	7/20/2016	119	(39,254)
UBS AG	Danieli & C Officine Meccaniche S.p.A.	1 Month LIBOR BBA minus 0.45%	6/24/2016	(53)	(2,734)
Deutsche Bank	Deutsche Lufthansa A.G.	1 Month LIBOR BBA plus 0.45%	7/20/2016	86	(3,365)
Deutsche Bank	Duerr A.G.	1 Month LIBOR BBA plus 0.45%	7/20/2016	81	(5,056)
Deutsche Bank	Entertainment One, Ltd.	1 Month LIBOR BBA plus 0.45%	7/20/2016	60	(4,992)
Citibank NA	Fairchild Semiconductor International, Inc.	1 Month LIBOR BBA plus 0.35%	6/24/2016	666	(3,878)
Citibank NA	Ferrari N.V.	1 Month EURIBOR minus 0.40%	12/6/2016	(10)	(10,866)
Deutsche Bank	Gerresheimer A.G.	1 Month LIBOR BBA plus 0.45%	7/20/2016	25	(1,272)
Deutsche Bank	Gerry Weber International A.G.	1 Month LIBOR BBA minus 4.00%	7/20/2016	(80)	(6,594)
Deutsche Bank	Hargreaves Lansdown PLC	1 Month LIBOR BBA minus 0.45%	7/7/2016	(67)	(2,269)
Deutsche Bank	Iliad S.A.	1 Month LIBOR BBA minus 0.45%	7/20/2016	(34)	(7,487)
Deutsche Bank	Indivior PLC	1 Month LIBOR BBA plus 0.45%	7/20/2016	76	(9,937)
Deutsche Bank	Ingenico Group S.A.	1 Month LIBOR BBA minus 0.45%	7/20/2016	(37)	(370)
Deutsche Bank	Investec PLC	1 Month LIBOR BBA plus 0.45%	7/20/2016	111	(20,043)
Deutsche Bank	J Sainsbury PLC	1 Month LIBOR BBA plus 0.45%	7/20/2016	105	(16,269)
Deutsche Bank	John Menzies PLC	1 Month LIBOR BBA plus 0.45%	7/7/2016	19	(4,648)
Deutsche Bank	K+S A.G.	1 Month LIBOR BBA plus 0.45%	7/20/2016	25	(6,220)
Deutsche Bank	Kabel Deutschland Holding A.G.	1 Month LIBOR BBA minus 0.45%	7/20/2016	(1)	(19)
Deutsche Bank	Koninklijke Vopak N.V.	1 Month LIBOR BBA minus 0.45%	8/9/2016	(94)	(4,029)
Deutsche Bank	Marie Brizard Wine & Spirits S.A.	1 Month LIBOR BBA minus 3.50%	7/20/2016	(66)	(505)
Deutsche Bank	METRO A.G.	1 Month LIBOR BBA plus 0.45%	7/20/2016	94	(5,749)
UBS AG	Mylan N.V.	1 Month LIBOR BBA plus 0.35%	6/24/2016	65	(768)
Deutsche Bank	Neopost S.A.	1 Month LIBOR BBA plus 0.45%	7/20/2016	92	(8,557)
Deutsche Bank	Old Mutual PLC	1 Month LIBOR BBA plus 0.45%	7/7/2016-7/20/2016	119	(22,742)
Deutsche Bank	OneSavings Bank PLC	1 Month LIBOR BBA plus 0.45%	7/7/2016	64	(13,634)
UBS AG	Orange S.A.	1 Month LIBOR BBA minus 0.45%	6/24/2016	(140)	(8,948)
Deutsche Bank	Persimmon PLC	1 Month LIBOR BBA plus 0.45%	7/7/2016-7/20/2016	91	(1,074)
Deutsche Bank	Peugeot S.A.	1 Month LIBOR BBA plus 0.45%	7/20/2016	102	(22,425)
Deutsche Bank	Porsche Automobil Holding S.E.	1 Month LIBOR BBA plus 0.45%	7/20/2016	93	(8,585)
Deutsche Bank	Premier Farnell PLC	1 Month LIBOR BBA plus 0.45%	7/20/2016	67	(6,188)
Deutsche Bank	Prysmian S.p.A.	1 Month LIBOR BBA plus 0.45%	7/20/2016	19	(307)
Deutsche Bank	Rallye S.A.	1 Month LIBOR BBA plus 0.45%	7/20/2016	91	(11,398)
Deutsche Bank	Randgold Resources, Ltd.	1 Month LIBOR BBA minus 0.45%	7/7/2016-7/20/2016	(97)	(3,888)
Deutsche Bank	Renault S.A.	1 Month LIBOR BBA plus 0.45%	7/20/2016	379	(2,585)
Deutsche Bank	Rexel S.A.	1 Month LIBOR BBA plus 0.45%	7/20/2016	58	(1,225)
Deutsche Bank	Rio Tinto PLC	1 Month LIBOR BBA plus 0.45%	7/7/2016	28	(8,295)
UBS AG	Royal Dutch Shell PLC	1 Month LIBOR BBA minus 0.40%	6/24/2016	(325)	(24,847)
Deutsche Bank	RSA Insurance Group PLC	1 Month LIBOR BBA minus 0.45%	7/20/2016	(90)	(65)
Citibank NA	SanDisk Corp.	1 Month LIBOR BBA plus 0.35%	6/24/2016	319	(12,081)
UBS AG	Shire PLC	1 Month LIBOR BBA plus 0.40%	6/24/2016	99	(19,783)
Deutsche Bank	Societe Generale S.A.	1 Month LIBOR BBA plus 0.45%	7/20/2016	100	(23,537)
Deutsche Bank	Sodexo S.A.	1 Month LIBOR BBA plus 0.45%	7/20/2016	92	(923)
Deutsche Bank	Suedzucker A.G.	1 Month LIBOR BBA plus 0.45%	7/20/2016	80	(15,590)
Citibank NA	Swatch Group A.G.	1 Month LIBOR BBA minus 0.40%	6/24/2016	(129)	(4,747)
Deutsche Bank	Tarkett S.A.	1 Month LIBOR BBA plus 0.45%	7/20/2016	68	(6,944)
Deutsche Bank	Taylor Wimpey PLC	1 Month LIBOR BBA plus 0.45%	7/20/2016	74	(4,268)
UBS AG	Telecom Italia S.p.A.	1 Month LIBOR BBA plus 0.40%	6/24/2016	222	(24,097)
Deutsche Bank	Tesco PLC	1 Month LIBOR BBA minus 0.45%	7/20/2016	(98)	(7,056)
Deutsche Bank	Tod's S.p.A.	1 Month LIBOR BBA minus 6.00%	7/20/2016	(11)	(423)
Deutsche Bank	Trigano S.A.	1 Month LIBOR BBA plus 0.45%	7/20/2016	49	(1,806)
Deutsche Bank	Unipol Gruppo Finanziario S.p.A.	1 Month LIBOR BBA plus 0.45%	7/20/2016	83	(13,513)
Citibank NA	USG People N.V.	1 Month EURIBOR plus 0.40%	12/6/2016	628	(594)
UBS AG	Vinci S.A.	1 Month LIBOR BBA minus 0.45%	6/24/2016	(249)	(19,834)
				$3,059	$(564,027)

Open OTC total return basket swap contracts as of January 31, 2016 were as follows:

Swap Counterparty	Reference Obligation	Rate (Paid)/Received by the Fund	Termination Date	Notional Amount (000)*	Unrealized Appreciation / (Depreciation)
Credit Suisse	Credit Suisse Backwardation Long/Short Excess Return Index **	0.60%	5/31/2016	$1,345	$(725)
Credit Suisse	Credit Suisse Custom 24A Excess Return Index **	1.50%	5/31/2016	1,580	(2,204)
Credit Suisse	Credit Suisse Custom 88 Enhanced Excess Return Index **	0.60%	5/31/2016	2,281	(1,251)
Credit Suisse	Credit Suisse Dividend Alpha ER Index	0.25%	5/31/2016	1,598	(60,878)
Credit Suisse	Credit Suisse GAINS 01E Long/Short Excess Return Index **	1.25%	5/31/2016	1,545	(1,753)
JPMorgan Chase Bank	JPMorgan Sigma TY Index	0.00%	10/31/2016	1,288	(114,093)
JPMorgan Chase Bank	JPMorgan Volemont Strategy Index	0.00%	10/31/2016	1,262	(25,200)
Societe Generale	SGI BOSS 3% Index	0.60%	6/3/2016	2,011	19,426
Societe Generale	SGI FX Smile Premium G4 Index	0.60%	6/3/2016	1,003	(9,420)
Societe Generale	SGI Smart Market Neutral Commodity 2 Index **	0.60%	6/3/2016	2,106	29,611
Societe Generale	SGI US Gravity Index	0.60%	6/3/2016	1,636	(91,105)
				$17,655	$(257,592)

Open OTC total return managed futures swap contract as of January 31, 2016 was as follows:

Swap Counterparty	Reference Obligation	Description	Unrealized Depreciation
Societe Generale Newedge UK Limited	Candriam IG Diversified Futures Index **	Total return swap with Societe Generale Newedge UK Limited (“SG Newedge UK”). The swap provides exposure to the total returns of the Candriam Alternative Return Systemat program, calculated on a daily basis by NAV Consulting, Inc. with a reference to a managed account owned by SG Newedge UK, a company formed under the laws of England. (Notional Amount $19,674,749)***	$(15,540)

The summaries below provide a breakdown of the futures contracts comprising the index components of the above total return managed futures swap as of January 31, 2016:

Category	% Breakdown
Financials	117.43%
Metals	1.55
Energy	-1.33
Equity Index	-2.67
Agriculture	-6.93
Foreign Currency	-8.05
Total	100.00%

Future Ticker	Description	Sector	Notional Amount (000)*
ADH6	Australian Dollar CME Mar16	Foreign Currency	(4,182)
BPH6	British Pound CME Mar16	Foreign Currency	(9,768)
C H6	Corn Mar16	Agricultural	(5,170)
CDH6	Canadian Dollar CME Mar16	Foreign Currency	(6,676)
CFG6	CAC Index Feb16	Equity Index	(1,224)
CLH6	Crude Oil Mar16	Energy	(1,782)
COJ6	Brent Oil Apr16	Energy	(1,443)
CTH6	Cotton Mar16	Agricultural	(8,821)
DMH6	Mini Dow Mar16	Equity Index	(390)
ECH6	EUR/USD CME Mar16	Foreign Currency	(8,074)
EDU8	Eurodollars Sep18	Financials	135,046
ESH6	EMINI S&P Mar16	Equity Index	1,733
FVH6	5 Yr T-Note Mar16	Financials	15,591
GCJ6	Gold CMX Apr16	Metals	10,981
GXH6	DAX Index Mar16	Equity Index	(1,426)
HGH6	High Grade Copper Mar16	Metals	(4,515)
HIG6	Hang Seng Index Feb16	Equity Index	(2,362)
HOH6	Heating Oil Mar16	Energy	(329)
IKH6	Euro BTP Futures Mar16	Financials	18,684
JBH6	Japan Govt Bond Tiffe Mar16	Financials	124,207
JYH6	Japanese Yen CME Mar16	Foreign Currency	4,897
KEH6	Korean Bond Mar16	Financials	123,728
L U8	Short Sterling Sep18	Financials	204,572
LAH6	Aluminum LME Mar16	Metals	7,528
LCJ6	Live Cattle Apr16	Agricultural	(6,165)
LXH6	Zinc LME Mar16	Metals	(3,194)
NGH6	Natural Gas Mar16	Energy	(2,054)
NIH6	Nikkei Index Mar16	Equity Index	(2,029)
NQH6	Emini Nasdaq Mar16	Equity Index	(792)
NVH6	New Zealand Dollar CME Mar16	Foreign Currency	(3,808)
OATH6	Euro Oat Futures Mar16	Financials	27,405
PEH6	Mexican Peso CME Mar16	Foreign Currency	(5,250)
RAH6	South African Rand CME Mar16	Foreign Currency	(3,199)
RTAH6	E Mini Russell Mar16	Equity Index	(1,236)
RXH6	Euro Bund Mar16	Financials	27,266
RYH6	EUR/JPY CME Mar16	Foreign Currency	(12,220)
S H6	Soybeans Mar16	Agricultural	(11,880)
SBH6	Sugar NY Mar16	Agricultural	(1,757)
SIH6	Silver CMX Mar16	Metals	(1,658)
TPH6	Topix Index Mar16	Equity Index	(1,254)
TYH6	US 10 Yr Notes Mar16	Financials	19,013
USH6	US Treasury Bond Mar16	Financials	9,091
UXG6	CFE VIX Feb16	Equity Index	253
VGH6	Euro Stoxx50 Mar16	Equity Index	(2,183)
W H6	Wheat Mar16	Agricultural	(6,347)
XBH6	Gasoline Blendstock Mar16	Energy	(1,463)
XPH6	SFE SPI 200 Mar16	Equity Index	(2,868)
Z H6	FTSE Index Mar16	Equity Index	(1,018)

* Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.

** The total return swap is held in the MainStay Multi-Strategy Cayman Fund Ltd., which is a wholly-owned subsidiary of the MainStay Absolute Return Multi-Strategy Fund.

*** The investment portfolio of the managed account is comprised at any given time of trading positions selected by Candriam France S.A.S. that include exchange traded futures in relation to any commodity, currency, interest rate, bond or equity index traded on certain exchanges. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap. The swap was effective on June 24, 2015 and has an open ended term unless terminated by one of the parties. In addition, the terms of the swap provide for a payment to the SG Newedge UK based upon 0.4% per annum accrued on the full notional level of the swap, plus a floating rate (based on LIBOR and Fed Funds) accrued on 15% of the notional of the swap.

The following abbreviations are used in the preceding pages:
BTP	—Buoni del Tesoro Poliennali
CAC	—Cotation Assistée en Continu
CAD	—Canadian Dollar
CFE	—CBOE Futures Exchange
CME	—Chicago Mercantile Exchange
CMX	—Commodities Exchange
ETF	—Exchange-Traded Fund
EUR	—Euro
FTSE	—Financial Times Stock Exchange
GBP	—British Pound Sterling
JPY	—Japanese Yen
LME	—London Metal Exchange
SPDR	—Standard & Poor's Depositary Receipt
VIX	—CBOE Volatility Index

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$7,330,228	$—	$7,330,228
Foreign Bonds	—	9,236,283	—	9,236,283
Total Long-Term Bonds	—	16,566,511	—	16,566,511
Common Stocks
Airlines	60,080	239,824	—	299,904
Apparel	218,203	135,653	—	353,856
Auto Parts & Equipment	129,603	95,640	—	225,243
Beverages	—	27,119	—	27,119
Building Materials	417,335	156,423	—	573,758
Chemicals	279,048	306,800	—	585,848
Commercial Services	941,029	180,488	—	1,121,517
Computers	644,499	20,537	—	665,036
Distribution & Wholesale	183,114	90,063	—	273,177
Electronics	322,553	190,559	—	513,112
Energy - Alternate Sources	—	90,995	—	90,995
Engineering & Construction	120,014	350,132	—	470,146
Entertainment	74,694	66,807	—	141,501
Food	357,911	305,053	—	662,964
Forest Products & Paper	—	151,962	—	151,962
Health Care – Products	322,946	79,290	—	402,236
Health Care – Services	472,015	78,111	—	550,126
Household Products & Wares	82,920	195,372	—	278,292
Investment Company	—	206,349	—	206,349
Iron & Steel	289,704	97,003	—	386,707
Leisure Time	71,730	163,809	—	235,539
Machinery – Construction & Mining	—	64,771	—	64,771
Machinery – Diversified	97,540	210,406	—	307,946
Media	624,008	178,514	—	802,522
Mining	124,190	337,391	—	461,581
Miscellaneous – Manufacturing	76,623	64,736	—	141,359
Oil & Gas	1,224,583	90,788	—	1,315,371
Oil & Gas Services	328,703	142,709	—	471,412
Pharmaceuticals	1,393,408	351,782	—	1,745,190
Retail	912,859	200,374	—	1,113,233
Shipbuilding	89,516	36,897	—	126,413
Software	811,044	89,348	—	900,392
Telecommunications	1,009,861	587,846	—	1,597,707
Transportation	21,268	475,028	—	496,296
All Other Industries	9,700,172	—	—	9,700,172
Total Common Stocks	21,401,173	6,058,579	—	27,459,752
Purchased Put Option	190	—	—	190
Short-Term Investments
Repurchase Agreements	—	41,103,658	—	41,103,658
U.S. Government	—	8,642,500	—	8,642,500
Total Short-Term Investments	—	49,746,158	—	49,746,158
Total Investments in Securities	21,401,363	72,371,248	—	93,772,611
Other Financial Instruments
Credit Default Swap Contracts (b)	—	103,683	—	103,683
Foreign Currency Forward Contracts (b)	—	45,215	—	45,215
Interest Rate Swap Contracts (b)	—	127,189	—	127,189
Total Return Basket Swap Contracts (b)	—	49,037	—	49,037
Total Return Equity Swap Contracts (b)	—	1,029,839	—	1,029,839
Total Other Financial Instruments	—	1,354,963	—	1,354,963
Total Investments in Securities and Other Financial Instruments	$21,401,363	$73,726,211	$—	$95,127,574

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Common Stocks Sold Short
Banks	$(167,178)	$(160,078)	$—	$(327,256)
Biotechnology	(255,977)	(87,280)	—	(343,257)
Building Materials	(175,545)	(82,123)	—	(257,668)
Chemicals	(339,867)	(90,564)	—	(430,431)
Coal	(10,529)	(45,929)	—	(56,458)
Commercial Services	(342,673)	(159,874)	—	(502,547)
Computers	(146,780)	(84,493)	—	(231,273)
Electric	(182,482)	(89,500)	—	(271,982)
Engineering & Construction	(268,498)	(229,481)	—	(497,979)
Entertainment	(105,552)	(67,721)	—	(173,273)
Environmental Controls	(96,280)	(27,922)	—	(124,202)
Food	(227,902)	(248,746)	—	(476,648)
Health Care – Products	(667,716)	(63,671)	—	(731,387)
Health Care – Services	(594,419)	(140,112)	—	(734,531)
Household Products & Wares	—	(60,364)	—	(60,364)
Insurance	(345,296)	(91,544)	—	(436,840)
Internet	(645,224)	(85,091)	—	(730,315)
Iron & Steel	(43,148)	(190,229)	—	(233,377)
Lodging	(78,696)	(53,883)	—	(132,579)
Machinery – Construction & Mining	—	(92,041)	—	(92,041)
Machinery – Diversified	(368,255)	(70,131)	—	(438,386)
Media	(258,558)	(115,410)	—	(373,968)
Metal Fabricate & Hardware	(77,129)	(86,587)	—	(163,716)
Mining	(183,248)	(368,346)	—	(551,594)
Miscellaneous - Manufacturing	(151,040)	(21,767)	—	(172,807)
Oil & Gas	(175,784)	(213,078)	—	(388,862)
Oil & Gas Services	(53,958)	(91,463)	—	(145,421)
Packaging & Containers	—	(81,592)	—	(81,592)
Pharmaceuticals	(510,794)	(105,665)	—	(616,459)
Retail	(963,613)	(132,788)	—	(1,096,401)
Shipbuilding	—	(19,280)	—	(19,280)
Software	(985,855)	(85,109)	—	(1,070,964)
Telecommunications	(676,314)	(85,982)	—	(762,296)
Transportation	(159,844)	(105,848)	—	(265,692)
All Other Industries	(1,977,914)	—	—	(1,977,914)
Total Common Stocks Sold Short	(11,236,068)	(3,733,692)	—	(14,969,760)
Exchange-Traded Funds Sold Short	(2,669,166)	—	—	(2,669,166)
Total Investments in Securities Sold Short	(13,905,234)	(3,733,692)	—	(17,638,926)
Other Financial Instruments
Credit Default Swap Contracts (b)	—	(218,256)	—	(218,256)
Futures Contracts Short (b)	(72,160)	—	—	(72,160)
Interest Rate Swap Contracts (b)	—	(19,756)	—	(19,756)
Total Return Basket Swap Contracts (b)	—	(306,629)	—	(306,629)
Total Return Equity Swap Contracts (b)	—	(564,027)	—	(564,027)
Total Return Managed Futures Swap Contract (b)	—	(15,540)	—	(15,540)
Written Option	(984)	—	—	(984)
Total Other Financial Instruments	(73,144)	(1,124,208)	—	(1,197,352)
Total Investments in Securities Sold Short and Other Financial Instruments	$(13,978,378)	$(4,857,900)	$—	$(18,836,278)

(a)	For a complete listing of investments and their industries, see the Consolidated Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Consolidated Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

Mainstay Tax Advantaged Short Term Bond Fund

Portfolio of Investments January 31, 2016 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 86.6%†
	Corporate Bonds 3.4%
	Agriculture 0.6%
	Japan Tobacco, Inc. 2.10%, due 7/23/18 (a)	$1,070,000	$1,077,379

	Auto Manufacturers 0.2%
	Daimler Finance North America LLC 1.375%, due 8/1/17 (a)	380,000	377,635

	Banks 1.8%
	Bank of America Corp. 2.00%, due 1/11/18	305,000	303,951
	BB&T Corp. 1.60%, due 8/15/17	915,000	916,125
	Goldman Sachs Group, Inc. (The) 3.625%, due 2/7/16	975,000	975,283
	JPMorgan Chase & Co. 3.45%, due 3/1/16	1,235,000	1,237,234
			3,432,593
	Food 0.1%
	J.M. Smucker Co. (The) 1.75%, due 3/15/18	205,000	205,117

	Miscellaneous - Manufacturing 0.3%
	3M Co. 1.375%, due 9/29/16	660,000	662,714

	Oil & Gas 0.4%
	Chevron Corp. 4.95%, due 3/3/19	445,000	483,400
	Phillips 66 2.95%, due 5/1/17	285,000	289,053
			772,453
	Total Corporate Bonds (Cost $6,514,366)		6,527,891

	Mortgage-Backed Security 0.0%‡
	Commercial Mortgage Loans (Collateralized Mortgage Obligation) 0.0%‡
	LB-UBS Commercial Mortgage Trust Series 2004-C1, Class A4 4.568%, due 1/15/31	54,436	54,656

	Total Mortgage-Backed Security (Cost $55,275)		54,656

	Municipal Bonds 83.2%
	Alabama 0.1%
	Industrial Development Board of the City of Mobile Alabama, Revenue Bonds 1.625%, due 7/15/34 (b)	250,000	252,353

	Alaska 0.3%
	Alaska Railroad Corp., Revenue Bonds Series A 5.00%, due 8/1/18	500,000	545,740

	Arizona 0.7%
	Rio Nuevo Multipurpose Facilities, Revenue Bonds Insured: AGC 5.75%, due 7/15/18	1,150,000	1,274,913

	Arkansas 0.2%
	Arkansas Development Finance Authority, Baptist Health System Inc., Revenue Bonds Series A 4.00%, due 12/1/17	375,000	396,881

	California 14.3%
	Auburn Urban Development Authority Successor Agency, Tax Allocation
	Insured: BAM 4.00%, due 6/1/18	135,000	143,636
	Insured: BAM 4.00%, due 6/1/19	140,000	152,310
	Avalon Community Improvement Agency, Tax Allocation
	Series A, Insured: AGM 3.00%, due 9/1/17	810,000	836,762
	Series A, Insured: AGM 4.00%, due 9/1/18	300,000	320,919
	California Health Facilities Financing Authority, NV Methodist Homes, Revenue Bonds 3.00%, due 7/1/18	285,000	299,800
	California Municipal Finance Authority, Revenue Bonds
	2.00%, due 11/1/17	615,000	624,606
	4.00%, due 11/1/18	740,000	793,998
	California School Finance Authority, Aspire Public Schools, Revenue Bonds
	Series A 3.00%, due 8/1/17 (a)	130,000	133,344
	Series A 5.00%, due 8/1/19 (a)	130,000	144,364
	California Statewide Communities Development Authority, Inland Regional Center Project, Revenue Bonds
	2.00%, due 6/15/18	1,205,000	1,225,774
	5.375%, due 12/1/37	50,000	54,370
	Charter Oak Unified School District, Unlimited General Obligation Insured: AGM 4.00%, due 8/1/18	435,000	468,465
	City of Industry CA, Revenue Bonds
	Series A, Insured: AGM 1.46%, due 1/1/17	150,000	150,963
	Series A, Insured: AGM 1.88%, due 1/1/18	355,000	359,097
	Series A, Insured: AGM 2.125%, due 1/1/19	985,000	998,288
	County of Orange CA, Revenue Bonds Series A 1.088%, due 2/1/17	2,500,000	2,507,475
	Del Mar Race Track Authority, Revenue Bonds 4.00%, due 10/1/18 (a)	1,230,000	1,309,433
¤	Industry Public Facilities Authority, Tax Allocation Series B, Insured: AGM 3.039%, due 1/1/19	4,000,000	4,120,800
	Industry Public Finance Authority, Tax Allocation Insured: AGM 5.00%, due 1/1/18	700,000	750,253
	Moreno Valley Public Financing Authority, Revenue Bonds
	Insured: AGM 1.25%, due 11/1/16	100,000	100,216
	Insured: AGM 2.25%, due 11/1/18	105,000	106,167
¤	Municipal Improvement Corp. of Los Angeles, Revenue Bonds
	Series A 1.26%, due 11/1/16	500,000	501,660
	Series A 2.846%, due 11/1/19	5,015,000	5,168,810
	Ramona Unified School District Community Facilities District No. 92-1, Certificates of Participation Insured: BAM 4.00%, due 5/1/18	1,245,000	1,323,771
	Sacramento Public Financing Authority, Revenue Bonds 2.51%, due 4/1/18	750,000	755,932
	Sacramento Redevelopment Agency Successor Agency, Tax Allocation Series B, Insured: BAM 2.695%, due 12/1/19	965,000	996,025
	San Bernardino City Unified School District, Election of 2012, Unlimited General Obligation
	Series C, Insured: AGM 4.00%, due 8/1/17	250,000	262,417
	Series C, Insured: AGM 5.00%, due 8/1/18	300,000	330,495
	San Diego County CA, Limited Obligation, Sanford Burnham Prebys Medical Discovery Institute, Revenue Bonds
	Series A 4.00%, due 11/1/17	400,000	422,056
	Series A 5.00%, due 11/1/18	400,000	442,888
	San Diego Redevelopment Agency Successor Agency, Tax Allocation
	Series B 2.00%, due 9/1/18	250,000	252,330
	Series B 2.25%, due 9/1/19	250,000	252,438
	Series B 2.625%, due 9/1/20	200,000	203,076
	Sierra Kings Health Care District, Unlimited General Obligation
	4.00%, due 8/1/16	200,000	203,044
	4.00%, due 8/1/17	220,000	228,815
	4.00%, due 8/1/18	200,000	212,274
	Successor Agency to the Monrovia Redevelopment Agency, Central Redevelopment Project, Tax Allocation Series A, Insured: AGM 2.50%, due 5/1/19	600,000	606,324
			27,763,395
	Colorado 1.3%
	City of Glendale CO, Revenue Bonds
	Insured: AGM 0.99%, due 12/1/16	250,000	250,750
	Insured: AGM 1.574%, due 12/1/17	250,000	251,807
	Colorado Health Facilities Authority, Evangelical Lutheran, Revenue Bonds 3.00%, due 6/1/18	500,000	519,100
	E-470 Public Highway Authority, Revenue Bonds
	Series A 2.00%, due 9/1/17	230,000	232,932
	Series A 3.00%, due 9/1/16	135,000	136,823
	Series A 5.00%, due 9/1/19	1,000,000	1,133,450
			2,524,862
	Connecticut 1.4%
	City of Hartford CT, Unlimited General Obligation
	Series A, Insured: AGM 5.00%, due 7/1/18	650,000	711,081
	Series C, Insured: NATL-RE 5.00%, due 9/1/18	465,000	511,449
	City of New Britain CT, Unlimited General Obligation Series A, Insured: AGM 4.00%, due 3/1/18	1,345,000	1,423,225
			2,645,755
	Delaware 0.2%
	Delaware State Health Facilities Authority, Beebe Medical Center, Revenue Bonds
	Series A 3.00%, due 6/1/16	100,000	100,662
	Series A 4.00%, due 6/1/18	300,000	315,408
			416,070
	Florida 1.5%
	City of Tallahassee FL, Tallahassee Memorial Healthcare, Inc., Revenue Bonds
	Series A 5.00%, due 12/1/16	420,000	434,545
	Series A 5.00%, due 12/1/17	435,000	466,089
	Series A 5.00%, due 12/1/18	425,000	468,261
	Escambia County School Board, Revenue Bonds 4.00%, due 9/1/18	300,000	323,820
	Martin County Health Facilities Authority, Martin Memorial Medical Center, Revenue Bonds 2.32%, due 11/15/17	1,265,000	1,273,931
			2,966,646
	Guam 0.3%
	Territory of Guam, Revenue Bonds
	Series D 3.00%, due 11/15/17	300,000	310,425
	Series D 4.00%, due 11/15/18	275,000	295,504
			605,929
	Hawaii 0.1%
	State of Hawaii Department of Budget & Finance, Hawaii Pacific Health Obligation, Revenue Bonds 5.00%, due 7/1/18	250,000	274,028

	Illinois 11.9%
	Chicago Board of Education, Unlimited General Obligation
	Series A, Insured: NATL-RE 5.00%, due 12/1/16	750,000	758,940
	Series A, Insured: NATL-RE 5.00%, due 12/1/19	1,775,000	1,888,156
	Series A, Insured: NATL-RE 5.25%, due 12/1/19	400,000	429,084
	Series A, Insured: AMBAC 5.50%, due 12/1/18	220,000	223,386
	City of Berwyn IL, Unlimited General Obligation Series B, Insured: NATL-RE 5.71%, due 12/1/17	1,675,000	1,789,737
	City of Chicago IL, Unlimited General Obligation
	Insured: AMBAC 4.125%, due 1/1/19	275,000	275,729
	Insured: AMBAC 5.00%, due 12/1/16	170,000	172,819
	Insured: AMBAC 5.00%, due 12/1/17	1,225,000	1,255,796
	City of Freeport IL, Unlimited General Obligation
	Series A, Insured: AGM 2.00%, due 1/1/17	100,000	100,943
	Series A, Insured: AGM 2.00%, due 1/1/18	100,000	101,248
	City of La Salle IL, Unlimited General Obligation Series A 3.75%, due 12/1/16	135,000	137,595
	City of Peoria IL, Unlimited General Obligation Series A 3.00%, due 1/1/19	525,000	542,246
	City of Rockford IL, Unlimited General Obligation
	Series A, Insured: BAM 3.00%, due 12/15/16	225,000	229,399
	Series A, Insured: BAM 3.00%, due 12/15/17	240,000	248,726
	Series A, Insured: BAM 3.00%, due 12/15/18	145,000	152,083
	Cook County School District No. 102 La Grange, Limited General Obligation Series B, Insured: AGM 3.00%, due 12/15/17	275,000	286,160
	County of Cook IL, Unlimited General Obligation Insured: BAM 2.03%, due 11/15/18	700,000	705,558
	Illinois Sports Facilities Authority, Revenue Bonds 5.00%, due 6/15/18	495,000	529,967
	Randolph County Community Unit School District No. 140 Sparta, Unlimited General Obligation
	Insured: AGM 4.00%, due 12/1/17	200,000	210,922
	Insured: AGM 4.00%, due 12/1/18	405,000	435,079
	Insured: AGM 4.00%, due 12/1/19	210,000	229,975
	Regional Transportation Authority, Revenue Bonds Insured: AGM 5.75%, due 6/1/18	1,000,000	1,111,570
	Southern Illinois University, Housing & Auxiliary Facilities System, Revenue Bonds Series B1 4.00%, due 4/1/17	1,660,000	1,705,965
¤	State of Illinois, Unlimited General Obligation
	Insured: AGM 5.00%, due 1/1/17	750,000	777,892
	Insured: AGM 5.00%, due 4/1/18	310,000	327,345
	5.365%, due 3/1/17	2,500,000	2,596,050
	Insured: NATL-RE 5.50%, due 8/1/18	750,000	808,395
	Village of Bellwood IL, Unlimited General Obligation Insured: AGM 3.00%, due 12/1/18	1,000,000	1,041,570
	Village of Rosemont IL, Unlimited General Obligation Series B, Insured: AGM 3.021%, due 12/1/19	955,000	988,205
	Western Illinois University, Revenue Bonds
	Insured: BAM 5.00%, due 4/1/17	620,000	647,274
	Insured: BAM 5.00%, due 4/1/18	600,000	645,024
	Insured: BAM 5.00%, due 4/1/19	870,000	958,044
	Insured: BAM 5.00%, due 4/1/20	460,000	515,964
	Will & Kankakee Counties Community Unit School District No. 207-U Peotone, Unlimited General Obligation 3.00%, due 12/1/16	250,000	254,368
			23,081,214
	Indiana 3.2%
¤	City of Rockport IN, Revenue Bonds Series B 1.75%, due 6/1/25 (b)	4,165,000	4,203,984
	Indiana Bond Bank, Revenue Bonds
	Series: A 5.25%, due 10/15/16	190,000	196,314
	Series: A 5.25%, due 10/15/18	1,000,000	1,107,700
	Indiana Finance Authority, Revenue Bonds 5.00%, due 3/1/19	750,000	792,030
			6,300,028
	Kentucky 0.5%
	County of Harrison KY, Harrison Memorial Hospital, Revenue Notes 1.50%, due 5/1/17	1,000,000	1,001,000

	Louisiana 3.3%
	Bossier City LA, Public Improvement Sales & Tax, Revenue Bonds
	2.00%, due 12/1/17	1,065,000	1,077,503
	2.00%, due 12/1/18	500,000	506,465
	2.00%, due 12/1/19	650,000	655,921
	2.25%, due 12/1/20	500,000	505,515
	City of New Orleans LA, Water System, Revenue Bonds 3.00%, due 12/1/18	250,000	262,448
	Lafayette Consolidated Government, Revenue Bonds Insured: AGM 5.00%, due 11/1/17	550,000	589,342
	Lafayette Public Trust Financing Authority, Ragin Cajun Facilities, Revenue Bonds Insured: AGM 5.00%, due 10/1/18	705,000	772,786
	Louisiana Local Government Environmental Facilities & Community Development Authority, University Student Housing, Revenue Bonds
	Insured: AGM 3.00%, due 10/1/17	355,000	367,279
	Insured: AGM 3.00%, due 10/1/18	865,000	907,100
	Louisiana Public Facilities Authority, Nineteenth Judicial District, Revenue Bonds Insured: AGM 5.00%, due 6/1/18	245,000	263,877
	Shreveport LA, Airport System, Revenue Bonds Series: B, Insured: AGM 2.452%, due 1/1/19	500,000	511,825
			6,420,061
	Maryland 0.6%
	Maryland Health & Higher Educational Facilities Authority, Revenue Bonds
	3.00%, due 1/1/18	705,000	730,197
	5.00%, due 7/1/18	300,000	327,924
			1,058,121
	Massachusetts 1.4%
	Massachusetts Development Finance Agency, Revenue Bonds Series H-2 1.824%, due 7/1/17	1,000,000	1,010,190
	Massachusetts Development Finance Agency, UMass Memorial Health Care, Revenue Bonds Series I 5.00%, due 7/1/18	1,000,000	1,094,020
	Massachusetts Development Finance Agency, Western New England University, Revenue Bonds
	2.00%, due 9/1/16	210,000	211,678
	4.00%, due 9/1/17	200,000	209,366
	5.00%, due 9/1/18	225,000	245,920
			2,771,174
	Michigan 4.1%
	City of Detroit MI, Sewage Disposal System, Revenue Bonds Series C, Insured: AGC 5.00%, due 7/1/18	200,000	203,120
	Hartland Consolidated Schools, Unlimited General Obligation Series B 1.386%, due 5/1/18	1,500,000	1,510,980
	Michigan Finance Authority, College for Creative Studies, Revenue Bonds
	3.00%, due 12/1/16	150,000	152,485
	4.00%, due 12/1/17	200,000	209,218
	5.00%, due 12/1/18	200,000	217,630
¤	Orchard View Schools, Unlimited General Obligation
	Series B 1.349%, due 5/1/17	1,000,000	1,004,300
	Series B 1.78%, due 5/1/18	1,000,000	1,008,630
	Series B 2.062%, due 5/1/19	1,410,000	1,427,583
	Saline Area Schools 1.741%, due 5/1/19	2,300,000	2,314,720
			8,048,666
	Minnesota 0.8%
	St. Paul Housing & Redevelopment Authority, Healtheast Care System, Revenue Bonds 5.00%, due 11/15/18	1,350,000	1,483,394

	Mississippi 1.2%
	Mississippi Development Bank, Canton Public School District, Revenue Bonds
	Insured: AGM 4.00%, due 12/1/17	260,000	274,222
	Insured: AGM 4.00%, due 12/1/18	935,000	1,007,799
	Mississippi Hospital Equipment & Facilities Authority, Baptist Health System, Inc., Revenue Bonds Class A 5.00%, due 8/15/17	1,000,000	1,056,350
			2,338,371
	Missouri 0.1%
	City of Belton MO, Certificates of Participation Insured: NATL-RE 5.00%, due 3/1/17	150,000	155,682

	New Hampshire 0.2%
	City of Nashua NH, Unlimited General Obligation 3.00%, due 10/15/16	450,000	458,172

	New Jersey 10.3%
	Borough of North Plainfield NJ, Unlimited General Obligation Insured: MAC 3.00%, due 6/1/20	330,000	352,843
¤	Burlington County Bridge Commission, Revenue Notes 2.00%, due 12/1/16	4,625,000	4,675,875
	Camden County Municipal Utilities Authority, Revenue Bonds Series B, Insured: NATL-RE 5.00%, due 7/15/17	1,000,000	1,061,950
	Carteret Board of Education, Certificates of Participation Insured: BAM 4.00%, due 1/15/19	315,000	339,296
	City of Bayonne NJ, Unlimited General Obligation Insured: AGM 4.00%, due 7/15/19	1,000,000	1,089,780
	Garden State Preservation Trust, Revenue Bonds Series C, Insured: AGM 5.125%, due 11/1/16	100,000	103,358
¤	New Jersey Economic Development Authority, School Facilities Construction, Revenue Bonds
	Series OO 1.059%, due 3/1/16	2,075,000	2,075,996
	Series QQ 1.096%, due 6/15/16	4,000,000	4,005,480
	New Jersey Health Care Facilities Financing Authority, Princeton Healthcare System, Revenue Bonds
	4.00%, due 7/1/17	1,000,000	1,043,630
	5.00%, due 7/1/18	640,000	699,091
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds
	3.15%, due 7/1/18	1,000,000	1,023,350
	Insured: AGM 4.00%, due 1/1/17	150,000	154,323
	New Jersey Transportation Trust Fund Authority, Revenue Bonds
	Series B, Insured: NATL-RE 5.50%, due 12/15/16	1,000,000	1,042,540
	Series C, Insured: AGM 5.50%, due 12/15/17	420,000	451,483
	Passaic Valley Water Commission, Revenue Bonds Insured: AGM 5.00%, due 12/15/16	140,000	145,321
	Phillipsburg School District, Unlimited General Obligation Insured: AGM 2.00%, due 8/1/17	400,000	407,140
	Township of Brick NJ, Unlimited General Obligation Series A 5.00%, due 9/1/18	1,000,000	1,101,870
	Upper Freehold Regional School District, Unlimited General Obligation Insured: AGM 3.60%, due 11/1/16	235,000	240,154
			20,013,480
	New York 3.9%
	City of Yonkers NY, Limited General Obligation Series D 3.00%, due 8/1/17	1,000,000	1,031,830
	County of Rockland NY, Public Improvement, Limited General Obligation
	Insured: AGM 2.00%, due 12/1/18	655,000	672,508
	Series C, Insured: AGM 3.00%, due 5/1/19	1,435,000	1,521,000
¤	Town of Oyster Bay NY, Limited General Obligation Series A, Insured: AGM 3.00%, due 3/1/18	4,235,000	4,405,501
			7,630,839
	North Carolina 0.4%
	Raleigh Durham Airport Authority, Revenue Bonds Series B 5.00%, due 5/1/18 (c)	750,000	816,915

	North Dakota 1.5%
	City of Bowman ND Healthcare Facilities, Revenue Notes 2.50%, due 2/15/17	1,000,000	1,002,340
	County of Burleigh ND, Multi-County Sales Tax, Revenue Bonds Series A, Insured: AGM 5.00%, due 11/1/18	500,000	552,290
	North Dakota Housing Finance Agency, Revenue Bonds 1.15%, due 1/1/18	1,425,000	1,429,332
			2,983,962
	Ohio 2.0%
	City of Cincinnati OH, Unlimited General Obligation
	Series D 1.168%, due 12/1/16	300,000	301,473
	Series D 1.837%, due 12/1/18	200,000	203,374
	Cleveland Municipal School District, Unlimited General Obligation Series A 3.00%, due 12/1/18	1,185,000	1,247,686
	County of Cuyahoga OH, Sports Facilities Improvement, Revenue Bonds
	3.00%, due 12/1/17	1,000,000	1,039,690
	5.00%, due 12/1/18	1,000,000	1,108,940
			3,901,163
	Oklahoma 2.5%
¤	Oklahoma County Independent School District No. 52, Unlimited General Obligation
	Series A 1.50%, due 1/1/18	2,210,000	2,237,316
	Series A 2.00%, due 1/1/19	2,460,000	2,532,102
			4,769,418
	Pennsylvania 5.6%
	City of Reading PA, Unlimited General Obligation Series A, Insured: AGM 3.50%, due 11/15/16	1,000,000	1,018,620
	General Authority of Southcentral Pennsylvania, Hanover Hospital, Inc., Revenue Bonds
	4.00%, due 12/1/17	100,000	104,988
	4.00%, due 12/1/18	185,000	197,776
	Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Revenue Bonds Series B, Insured: AMBAC 5.25%, due 9/1/17	1,700,000	1,817,861
	Philadelphia Authority for Industrial Development, Retirement System, Revenue Bonds
	Series B, Insured: AMBAC (zero coupon), due 4/15/16	370,000	369,042
	Series B, Insured: AMBAC (zero coupon), due 4/15/18	360,000	340,646
	Pocono Mountain School District, Limited General Obligation Series A, Insured: AGM 4.00%, due 6/15/17	1,350,000	1,408,563
	Reading School District, Unlimited General Obligation Series C, Insured: AGM 5.00%, due 2/1/18	790,000	847,157
	Riverside School District, Unlimited General Obligation Insured: BAM 3.00%, due 10/15/17	1,155,000	1,195,298
	State Public School Building Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 9/15/18	1,140,000	1,248,893
	Trinity Area School District, Unlimited General Obligation Insured: AGM 4.00%, due 11/1/18	950,000	1,022,846
	West Mifflin School District, Unlimited General Obligation
	Insured: AGM 4.00%, due 10/1/17	410,000	428,663
	Insured: AGM 5.00%, due 10/1/18	500,000	545,795
	Western Wayne School District, Limited General Obligation Insured: BAM 4.00%, due 4/1/18	290,000	307,388
			10,853,536
	Puerto Rico 6.4%
¤	Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
	Insured: NATL-RE (zero coupon), due 7/1/17	450,000	423,963
	Insured: NATL-RE (zero coupon), due 7/1/18	255,000	229,566
	Series A, Insured: AGC 4.00%, due 7/1/16	600,000	606,066
	Insured: AGC 5.00%, due 7/1/16	200,000	202,860
	Insured: AGM 5.25%, due 7/1/17	180,000	185,936
	Series A, Insured: NATL-RE 5.50%, due 7/1/16	1,890,000	1,909,807
	Insured: AGM 5.50%, due 7/1/16	3,490,000	3,547,201
	Insured: AGM 5.50%, due 7/1/17	245,000	253,928
	Series A, Insured: NATL-RE 5.50%, due 7/1/18	385,000	398,779
	Puerto Rico Electric Power Authority, Revenue Bonds
	Series SS, Insured: NATL-RE 5.00%, due 7/1/16	100,000	100,163
	Series KK, Insured: NATL-RE 5.50%, due 7/1/16	870,000	879,039
	Puerto Rico Highways & Transportation Authority, Revenue Bonds
	Series E, Insured: AGM 5.50%, due 7/1/16	175,000	177,384
	Series E, Insured: AGM 5.50%, due 7/1/17	205,000	212,499
	Series Z, Insured: AGM 6.00%, due 7/1/18	1,000,000	1,064,370
	Series Z, Insured: AGM 6.25%, due 7/1/16	740,000	752,395
	Puerto Rico Housing Finance Authority, Revenue Bonds 4.625%, due 12/1/18	100,000	107,508
	Puerto Rico Municipal Finance Agency, Revenue Bonds
	Series B, Insured: AGC 5.25%, due 7/1/17	140,000	144,479
	Series C, Insured: AGM 5.25%, due 8/1/17	350,000	361,848
	Series C, Insured: AGM 5.25%, due 8/1/19	650,000	675,356
	Puerto Rico Municipal Finance Agency, Unlimited General Obligation Series A, Insured: AGM 5.25%, due 8/1/19	150,000	150,558
	Puerto Rico Public Buildings Authority, Revenue Bonds Series C, Insured: AGM 5.75%, due 7/1/17	50,000	51,995
			12,435,700
	South Carolina 0.8%
	South Carolina Jobs-Economic Development Authority, Revenue Bonds
	Series A 5.00%, due 8/1/16	1,125,000	1,148,366
	Series A 5.00%, due 8/1/18	350,000	378,886
			1,527,252
	Texas 1.0%
	Crane County Water District, Unlimited General Obligation 3.00%, due 2/15/17	500,000	510,520
	Kerrville Health Facilities Development Corp., Peterson Regional Medical Center Project, Revenue Bonds
	4.00%, due 8/15/17	780,000	813,540
	4.00%, due 8/15/18	555,000	590,914
			1,914,974
	Utah 0.3%
	Utah Infrastructure Agency, Revenue Bonds 1.00%, due 10/15/18	630,000	625,968

	Vermont 0.4%
	Vermont Educational & Health Building Financing Agency, Revenue Bonds
	2.00%, due 10/1/16	195,000	196,624
	3.00%, due 10/1/17	315,000	324,753
	4.00%, due 10/1/18	125,000	133,611
	4.00%, due 10/1/19	130,000	141,250
			796,238
	Virginia 0.1%
	Smyth County Industrial Development Authority, Mountain States Health Alliance, Revenue Bonds Series B 4.00%, due 7/1/16	225,000	227,351

	Wisconsin 0.3%
	State of Wisconsin, Revenue Bonds Series A, Insured: AGM 5.05%, due 5/1/18	600,000	654,246
	Total Municipal Bonds (Cost $161,051,705)		161,933,497

	U.S. Government & Federal Agency 0.0%‡
	Federal National Mortgage Association (Mortgage Pass-Through Security) 0.0%‡
	4.50%, due 11/1/18	31,170	32,407

	Total U.S. Government & Federal Agency (Cost $31,045)		32,407
	Total Long-Term Bonds (Cost $167,652,391)		168,548,451

	Total Investments (Cost $167,652,391) (d)	86.6%	168,548,451
	Other Assets, Less Liabilities	13.4	26,146,264
	Net Assets	100.0%	$194,694,715

¤	Among the Fund's 10 largest issuers held, as of January 31, 2016. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of January 31, 2016.
(c)	Interest on these securities was subject to alternative minimum tax.
(d)	As of January 31, 2016, cost was $167,652,391 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$917,076
Gross unrealized depreciation	(21,016)
Net unrealized appreciation	$896,060

The following abbreviations are used in the preceding pages:
AGC/GTY	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
MAC	—Municipal Assurance Corp.
NATL-RE	—National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$6,527,891	$—	$6,527,891
Mortgage-Backed Security	—	54,656	—	54,656
Municipal Bonds	—	161,933,497	—	161,933,497
U.S. Government & Federal Agency	—	32,407	—	32,407
Total Long-Term Bonds	—	168,548,451	—	168,548,451
Total Investments in Securities	$—	$168,548,451	$—	$168,548,451

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS January 31, 2016 (Unaudited)

SECURITIES VALUATION.

Investments are valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (generally 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").

The Board of Trustees (the "Board") of the MainStay Funds Trust adopted procedures establishing methodologies for the valuation of each Fund’s securities and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Funds (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Sub-Committee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Funds' assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to each Fund.

To assess the appropriateness of security valuations, the Manager, Subadvisor(s) or the Funds' third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Sub-Committee deals in the first instance with such valuation and the Valuation Committee reviews and affirms the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering all relevant information that is reasonably available. Any action taken by the Sub-Committee with respect to the valuation of a portfolio security is submitted by the Valuation Committee to the Board for its review and ratification, if appropriate, at its next regularly scheduled meeting.

"Fair value" is defined as the price that a Fund would receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for an identical asset or liability
•	Level 2 – other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds' own assumptions about the assumptions that market participants would use in measuring the fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of January 31, 2016, the aggregate value by input level of each Fund’s assets and liabilities is included at the end of each Fund’s respective Portfolio of Investments.

The Funds may use third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs among others:

• Benchmark yields	• Reported trades
• Broker dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of the security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Funds' valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Funds' valuation procedures are designed to value a security at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination there under would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended January 31, 2016, there were no material changes to the fair value methodologies.

Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or Subadvisor(s) reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of January 31, 2016, there were no securities that were fair valued in such a manner.

Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Funds' net asset values ("NAV(s)") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Sub-Committee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. As of January 31, 2016, certain foreign equity securities were fair valued in such a manner.

Investments in Underlying Funds are valued at their respective NAVs at the close of business each day. Securities held by the Underlying Funds are valued using policies consistent with those used by the Underlying Funds, as described in the paragraphs below. These securities are generally categorized as Level 1 in the hierarchy.

Equity securities and shares of Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Options contracts are valued at the last posted settlement price on the market where such options are primarily traded. Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor(s). Those values reflect broker/dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s) to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities, and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase (“Short-Term Investments”) are valued using the amortized cost method of valuation, unless the use of each method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers. These securities are generally categorized as Level 2 in the hierarchy.

A Fund security or other asset may be determined to be illiquid under procedures approved by the Board. Illiquidity of a security might prevent the sale of such security at a time when the Manager or Subadvisor(s) might wish to sell, and these securities could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager or Subadvisor(s) measure the liquidity of a Fund's investments; in doing so, the Manager or Subadvisor(s) may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued by methods deemed reasonable in good faith in such a manner as the Board deems appropriate to reflect their fair value. The liquidity of each Fund's investments, as shown in their respective accompanying Portfolio of Investments, was measured as of January 31, 2016 and can change at any time in response to, among other relevant factors, market conditions or events or developments with respect to an individual issuer or instrument. As of January 31, 2016, securities deemed to be illiquid under procedures approved by the Board are shown in the Portfolio of Investments.

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY FUNDS TRUST

By:	/s/ Stephen P. Fisher Stephen P. Fisher President and Principal Executive Officer

Date:	March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher Stephen P. Fisher President and Principal Executive Officer

Date:	March 30, 2016

By:	/s/ Jack R. Benintende Jack R. Benintende Treasurer and Principal Financial and Accounting Officer

Date:	March 30, 2016